                                                  -------------------------
                                                         OMB APPROVAL
                                                  -------------------------
                                                  OMB Number: 3235-0578
                                                  Expires: April 30, 2010
                                                  Estimated average burden
                                                  hours per response...10.5
                                                  -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8370

                                 McMorgan Funds
               (Exact name of registrant as specified in charter)

               One Bush Street, Suite 800, San Francisco, CA 94104 (Address of principal executive offices) (Zip Code)

      Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-831-1994

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments.

The schedule of investments for the period ended March 31, 2007 is filed herewith.

PRINCIPAL PRESERVATION FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

                                                                         PRINCIPAL      AMORTIZED
                                                                           AMOUNT         COST
                                                                        -----------   ------------
    Fixed Income Securities 99.9%
    U.S. Government Agency Notes 5.5%
    Federal Home Loan Bank - 2.7%
       5.375%, due 5/2/07                                               $ 5,000,000   $  5,000,000
                                                                                      ------------

    Federal Home Loan Mortgage Corp. - 1.6%
       4.125%, due 4/2/07                                                 3,000,000      2,999,999
                                                                                      ------------

    Federal Home Loan Mortgage Corp. (Discount Note) - 1.2%
       5.147%, due 4/16/07                                                2,100,000      2,095,496
                                                                                      ------------

    Total U.S. Government Agency Notes
       (Cost $10,095,495)                                                               10,095,495
                                                                                      ------------

    Commercial Paper 57.2%
    Aluminum Co. of America
       5.26%, due 4/16/07                                                 2,000,000      1,995,618
       5.26%, due 4/20/07                                                 4,000,000      3,988,895
    Apache Corp.
       5.40%, due 4/5/07                                                  3,000,000      2,998,200
       5.44%, due 4/5/07                                                  3,765,000      3,762,724
    AT&T, Inc.
       4.214%, due 6/5/07                                     (a)         1,525,000      1,521,341
    Bank of America Corp.
       5.25%, due 4/24/07                                                 1,000,000        996,646
    Cadbury Schweppes Finance PLC
       5.31%, due 5/18/07                                                 1,000,000        993,067
       5.32%, due 5/8/07                                                    500,000        497,266
    ConocoPhillips
       5.47%, due 4/3/07                                                  2,000,000      1,999,392
    Cooperative Association Tractor Dealers
       5.25%, due 4/12/07                                                 1,640,000      1,637,370
       5.25%, due 5/23/07                                                 1,020,000      1,012,265
       5.25%, due 6/12/07                                                 2,000,000      1,979,000
    Countrywide Financial Corp.
       5.26%, due 6/6/07                                                  3,000,000      2,971,070
       5.29%, due 4/3/07                                                  2,000,000      1,999,412
    DaimlerChrysler North America Holding Corp.
       5.32%, due 6/22/07                                                 1,500,000      1,481,824
    DaimlerChrysler Revolving Auto Conduit LLC
       5.24%, due 4/9/07                                                  1,535,000      1,533,213
       5.27%, due 4/23/07                                                 2,000,000      1,993,559
    Danaher Corp.
       5.70%, due 4/2/07                                                  1,500,000      1,499,762
    Duke Energy Carolinas LLC

       5.29%, due 5/18/07                                                 1,000,000        993,093
    FCAR Owner Trust I
       5.25%, due 4/24/07                                                 4,000,000      3,986,583
       5.27%, due 4/3/07                                                  1,000,000        999,707
    FPL Group Capital, Inc.
       5.28%, due 4/16/07                                                 6,200,000      6,186,360
    John Deere Capital Co.
       5.25%, due 5/17/07                                                 3,000,000      2,979,875
    Lincoln National Corp.
       5.45%, due 4/2/07                                                  8,000,000      7,998,789
    Motorola, Inc.
       5.26%, due 4/30/07                                                 2,000,000      1,991,526
       5.26%, due 5/4/07                                                  6,000,000      5,971,070
    Nationwide Building Society
       5.225%, due 6/14/07                                                7,000,000      6,924,818
    PB Finance, Inc. (Delaware)
       5.26%, due 4/27/07                                                 3,936,000      3,921,048
       5.26%, due 5/17/07                                                 2,000,000      1,986,558
    PepsiAmericas, Inc.
       5.25%, due 5/8/07                                                  2,000,000      1,989,208
    Prudential Financial Corp.
       5.23%, due 6/12/07                                                 6,000,000      5,937,240
    Southern Co. Funding Corp.
       5.34%, due 4/10/07                                                 2,400,000      2,396,796
       5.35%, due 4/10/07                                                 5,000,000      4,993,313
    Telstra Corp., Ltd.
       5.29%, due 4/11/07                                                 1,000,000        998,530
    Torchmark Corp.
       5.29%, due 4/16/07                                                   897,000        895,023
       5.31%, due 4/10/07                                                 5,000,000      4,993,362
       5.32%, due 4/19/07                                                 2,038,000      2,032,579
    Verizon Communications, Inc.
       5.29%, due 4/11/07                                                 1,000,000        998,530
    XTO Energy, Inc.
       5.31%, due 4/27/07                                                 1,000,000        996,165
                                                                                      ------------

    Total Commercial Paper
       (Cost $105,030,797)                                                             105,030,797
                                                                                      ------------

    Corporate Bonds 37.2%
    American Express Bank
       5.40%, due 11/21/07                                    (b)         7,000,000      7,004,408
    American General Finance Corp.
       5.48%, due 1/18/08                                     (b)         3,150,000      3,153,190
    BellSouth Corp.
       5.485%, due 11/15/07                                   (b)         6,000,000      6,003,070
    Caterpillar Financial Services Corp.
       3.10%, due 5/15/07                                                   250,000        249,326
    CIT Group, Inc.
       5.58%, due 5/18/07                                     (b)         5,000,000      5,001,453
    Citigroup, Inc.
       5.42%, due 11/1/07                                     (b)         2,000,000      2,001,022
    Countrywide Home Loans, Inc.
       4.25%, due 12/19/07                                                1,000,000        992,442
       5.625%, due 5/15/07                                                  505,000        504,955
    Dominion Resources, Inc.
       5.65%, due 9/28/07                                     (b)         1,400,000      1,400,276

    General Electric Capital Corp.
       3.50%, due 8/15/07                                                   400,000        397,216
       8.75%, due 5/21/07                                                   500,000        502,214
    Genworth Financial, Inc.
       5.505%, due 6/15/07                                    (b)         7,000,000      7,002,218
    Hewlett-Packard Co.
       5.50%, due 7/1/07                                                  4,500,000      4,500,557
    HSBC Finance Corp.
       4.125%, due 3/11/08                                                4,000,000      3,959,768
    IBM Canada Credit Services Co.
       3.75%, due 11/30/07                                    (a)           400,000        395,500
    International Lease Finance Corp.
       3.125%, due 5/3/07                                                 5,000,000      4,990,092
       5.625%, due 6/1/07                                                   350,000        350,108
    John Deere Capital Corp.
       4.50%, due 8/22/07                                                   373,000        371,695
       5.36%, due 4/16/07                                     (b)         5,000,000      5,000,091
    Kimberly-Clark Corp.
       7.10%, due 8/1/07                                                    360,000        361,987
    Prudential Insurance Co. of America
       7.65%, due 7/1/07                                      (a)           600,000        603,161
    Security Capital Group, Inc.
       7.15%, due 6/15/07                                                 5,000,000      5,017,683
    Time Warner, Inc.
       6.15%, due 5/1/07                                                  1,500,000      1,500,689
    Verizon Global Funding Corp.
       6.125%, due 6/15/07                                                7,000,000      7,009,951
                                                                                      ------------

    Total Corporate Bonds
       (Cost $68,273,072)                                                               68,273,072
                                                                                      ------------

    Total Fixed Income Securities
       (Cost $183,399,364)                                    (c)              99.9%   183,399,364
    Cash and Other Assets,
       Less Liabilities                                                         0.1        150,275
                                                                        -----------   ------------
    Net Assets                                                                100.0%  $183,549,639
                                                                        ===========   ============

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at March 31, 2007 is $2,520,002 which represents 1.4% of the Fund's net assets.

(b)  Floating/variable rate. Rate shown is the rate in effect at March 31, 2007.

(c) At March 31, 2007, cost is identical for book and federal income tax purposes.

INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS+++
MARCH 31, 2007 (Unaudited)

                                                                               PRINCIPAL
                                                                                 AMOUNT         VALUE
                                                                              -----------   ------------
    Fixed Income Securities 100.0%
    Corporate Asset-Backed Security 1.1%
    Financials - 1.1%
    Newcastle Mortgage Securities Trust
       Series 2006-1 Class A1
       5.39%, due 3/25/36                                           (a)       $ 1,850,663   $  1,850,896
                                                                                            ------------

    Total Corporate Asset-Backed Security
       (Cost $1,850,663)                                                                       1,850,896
                                                                                            ------------

    Corporate Bonds 28.6%
    Consumer Discretionary - 3.5%
    Cox Communications, Inc.
       7.125%, due 10/1/12                                                        980,000      1,056,521
    DaimlerChrysler North American Holdings Corp.
       6.50%, due 11/15/13                                                      1,715,000      1,806,183
       7.30%, due 1/15/12                                                         275,000        296,846
    Johnson Controls, Inc.
       5.25%, due 1/15/11                                                         895,000        896,263
    Starwood Hotels & Resorts Worldwide, Inc.
       7.875%, due 5/1/12                                                         380,000        408,367
    Tele-Communications, Inc.
       9.80%, due 2/1/12                                                        1,325,000      1,568,676
                                                                                            ------------
                                                                                               6,032,856
                                                                                            ------------

    Consumer Staples - 0.7%
    Diageo Finance B.V.
       5.50%, due 4/1/13                                                          330,000        332,160
    Kraft Foods, Inc.
       4.00%, due 10/1/08                                                         930,000        912,779
                                                                                            ------------
                                                                                               1,244,939
                                                                                            ------------

    Energy - 2.9%
    Anadarko Petroleum Corp.
       5.95%, due 9/15/16                                                         595,000        596,253
    Devon Financing Corp.
       6.875%, due 9/30/11                                                        405,000        430,848
    Devon OEI Operating, Inc.
       7.25%, due 10/1/11                                                         410,000        439,894
    Dominion Resources, Inc.
       8.125%, due 6/15/10                                                      1,135,000      1,236,238
    EnCana Holdings Finance Corp.
       5.80%, due 5/1/14                                                          630,000        642,401
    Pacific Gas & Electric Co.
       4.20%, due 3/1/11                                                          895,000        866,469

    XTO Energy, Inc.
       4.90%, due 2/1/14                                                          675,000        651,391
                                                                                            ------------
                                                                                               4,863,494
                                                                                            ------------

    Financials - 16.3%
    Archstone-Smith Trust
       5.75%, due 3/15/16                                                         485,000        491,662
    Assurant, Inc.
       5.625%, due 2/15/14                                                        355,000        354,730
    Bank of America Corp.
       4.875%, due 9/15/12                                                        730,000        721,532
       5.42%, due 3/15/17                                           (b)           400,000        395,847
    Bank One Corp.
       5.90%, due 11/15/11                                                      2,200,000      2,260,832
    Capital One Financial Corp.
       6.15%, due 9/1/16                                                          675,000        684,646
    Citigroup, Inc.
       5.00%, due 9/15/14                                                       2,115,000      2,064,790
    ERP Operating L.P.
       6.625%, due 3/15/12                                                        505,000        537,472
    Goldman Sachs Group, Inc. (The)
       4.50%, due 6/15/10                                                         370,000        363,740
       4.75%, due 7/15/13                                                         720,000        693,940
    HSBC Finance Corp.
       5.875%, due 2/1/09                                                         420,000        424,778
       6.375%, due 10/15/11                                                     1,205,000      1,256,102
       6.75%, due 5/15/11                                                         930,000        979,710
    International Lease Finance Corp.
       5.625%, due 9/20/13                                                        595,000        606,472
    iStar Financial, Inc.
       5.50%, due 6/15/12                                                         990,000        985,478
       5.95%, due 10/15/13                                                        755,000        764,216
    Jefferies Group, Inc.
       7.75%, due 3/15/12                                                         740,000        808,235
    John Deere Capital Corp.
       5.65%, due 7/25/11                                                         430,000        438,356
    MBNA America Bank N.A.
       7.125%, due 11/15/12                                                       665,000        725,181
    MetLife, Inc.
       6.125%, due 12/1/11                                                      1,145,000      1,194,558
    Morgan Stanley
       4.75%, due 4/1/14                                                          745,000        707,591
    ProLogis
       5.50%, due 4/1/12                                                          800,000        807,935
    Prudential Financial, Inc.
       4.50%, due 7/15/13                                                         570,000        548,707
    Realty Income Corp.
       5.95%, due 9/15/16                                                         740,000        759,319
    Residential Capital LLC
       6.375%, due 6/30/10                                                      1,530,000      1,529,588
       6.50%, due 4/17/13                                                       1,520,000      1,505,569
    SLM Corp.
       5.375%, due 5/15/14                                                        745,000        744,994
    St. Paul Travelers Cos., Inc. (The)
       6.25%, due 6/20/16                                                         680,000        714,103
    US Bank N.A.
       6.375%, due 8/1/11                                                         960,000      1,005,228

    Wachovia Bank N.A.
       4.80%, due 11/1/14                                                       1,135,000      1,092,290
    Wells Fargo & Co.
       4.75%, due 2/9/15                                                          765,000        733,949
    Western Union Co. (The)
       5.93%, due 10/1/16                                                       1,070,000      1,072,301
                                                                                            ------------
                                                                                              27,973,851
                                                                                            ------------

    Health Care - 0.3%
    Wyeth
       5.95%, due 4/1/37                                                          465,000        457,956
                                                                                            ------------

    Industrials - 0.8%
    International Lease Finance Corp.
       5.75%, due 6/15/11                                                       1,320,000      1,352,513
                                                                                            ------------

    Materials - 0.4%
    BHP Billiton Finance USA, Ltd.
       5.25%, due 12/15/15                                                        710,000        702,289
                                                                                            ------------

    Telecommunication Services - 1.4%
    Deutsche Telekom International Finance B.V.
       5.75%, due 3/23/16                                                         850,000        849,981
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                                       1,560,000      1,535,205
                                                                                            ------------
                                                                                               2,385,186
                                                                                            ------------

    Utilities - 2.3%
    Exelon Corp.
       4.90%, due 6/15/15                                                         655,000        612,046
    FirstEnergy Corp.
       6.45%, due 11/15/11                                                        880,000        922,382
    MidAmerican Energy Holdings
       5.875%, due 10/1/12                                                        955,000        983,199
    Progress Energy, Inc.
       7.75%, due 3/1/31                                                          300,000        358,785
    PSEG Power LLC
       7.75%, due 4/15/11                                                         980,000      1,062,801
                                                                                            ------------
                                                                                               3,939,213
                                                                                            ------------

    Total Corporate Bonds
       (Cost $48,702,874)                                                                     48,952,297
                                                                                            ------------

    U.S. Government Securities 52.5%
    U.S. Government Agency Obligations 49.0%
    Federal Home Loan Bank - 5.5%
       4.50%, due 5/21/07                                                         275,000        274,693
       4.75%, due 12/16/16                                                        800,000        783,588
&      4.875%, due 11/27/13                                                     5,500,000      5,488,868
       5.375%, due 2/28/08                                                      2,890,000      2,887,656
                                                                                            ------------
                                                                                               9,434,805
                                                                                            ------------

    Federal Home Loan Mortgage Corporation - 1.0%
       5.125%, due 8/14/08                                                      1,610,000      1,613,700
                                                                                            ------------

    Federal Home Loan Mortgage Corporation (Mortgage Pass-Through
       Security) - 0.0%                                              #
       6.00%, due 2/1/11                                                           13,574         13,696
                                                                                            ------------
    Federal National Mortgage Association - 22.0%
&      3.25%, due 2/15/09                                                      15,330,000     14,884,188
&      4.25%, due 9/15/07                                                       4,120,000      4,101,468
&      4.375%, due 3/15/13                                                     10,390,000     10,116,909
       4.875%, due 4/10/08                                                      3,045,000      3,039,985
       4.875%, due 12/15/16                                                     3,185,000      3,149,984
       5.125%, due 4/15/11                                                      2,300,000      2,323,653
       7.125%, due 1/15/30                                                        100,000        124,152
                                                                                            ------------
                                                                                              37,740,339
                                                                                            ------------
    Federal National Mortgage Association (Mortgage Pass-Through
       Securities) - 20.5%
       6.094%, due 10/1/36                                          (a)         1,901,854      1,929,044
       6.124%, due 10/1/36                                          (a)           992,564      1,007,679
       6.194%, due 9/1/36                                           (a)         2,530,975      2,573,325
&      6.50%, due 9/1/33                                                        4,027,663      4,148,616
&      6.50%, due 4/1/37                                         TBA(c)        24,975,000     25,474,500
                                                                                            ------------
                                                                                              35,133,164
                                                                                            ------------
    Total U.S. Government Agency Obligations
       (Cost $83,806,039)                                                                     83,935,704
                                                                                            ------------
    U.S. Treasury Obligations 3.5%
    United States Treasury Bond - 0.3%
       8.125%, due 8/15/19                                                        475,000        620,321
                                                                                            ------------
&   United States Treasury Inflation Indexed Bond - 2.1%
       2.375%, due 1/15/27                                                      3,572,567      3,602,012
                                                                                            ------------
    United States Treasury Strip - 1.1%
       (zero coupon), due 11/15/21                                              3,800,000      1,840,735
                                                                                            ------------
    Total U.S. Treasury Obligations
       (Cost $6,051,238)                                                                       6,063,068
                                                                                            ------------
    Total U.S. Government Securities
       (Cost $89,857,277)                                                                     89,998,772
                                                                                            ------------
    Collateralized Mortgage Obligations 17.8%
    Federal National Mortgage Association - 0.0%                    #
       Series D Class 1
       6.00%, due 4/1/09                                                              381            379
                                                                                            ------------

    Financials - 17.8%
    Bear Stearns Commercial Mortgage Securities
       Series 2006-T22 Class A4
       5.633%, due 4/12/38                                          (a)         1,475,000      1,500,845
    Commercial Mortgage Pass Through Certificates
       Series 2006-C8 Class A2B

       5.248%, due 12/10/46                                                     3,200,000      3,208,695
&   Countrywide Alternative Loan Trust
       Series 2005-76 Class 2A1
       5.983%, due 2/25/36                                          (a)         5,182,052      5,185,602
    Greenwich Capital Commercial Funding Corp.
       Series 2005-GG5 Class A5
       5.224%, due 4/10/37                                          (a)         1,615,000      1,604,557
       Series 2004-GG1 Class A7
       5.317%, due 6/10/36                                          (a)         2,300,000      2,307,487
    GS Mortgage Securities Corp.
       Series 2005-GG4 Class A4
       4.761%, due 7/10/39                                                      2,578,125      2,481,252
       Series 2004-GG2 Class A6
       5.396%, due 8/10/38                                          (a)         1,675,000      1,683,473
&   Merrill Lynch Mortgage Investors, Inc.
       Series 2006-A3 Class 3A1
       5.838%, due 5/25/36                                          (a)         3,422,105      3,461,330
    Residential Accredit Loans, Inc.
       Series 2006-QA1 Class A21
       5.986%, due 1/25/36                                          (a)         2,385,037      2,411,976
&   Washington Mutual, Inc.
       Series 2006-AR7 Class 2A
       5.963%, due 7/25/46                                          (a)         6,607,849      6,605,784
                                                                                            ------------
                                                                                              30,451,001
                                                                                            ------------
    Total Collateralized Mortgage Obligations
       (Cost $30,502,362)                                                                     30,451,380
                                                                                            ------------
    Total Fixed Income Securities
       (Cost $170,913,176)                                                                   171,253,345
                                                                                            ------------
    Short-Term Investments 13.6%
    U.S. Government Agencies - 13.6%
    Federal National Mortgage Association (Discount Notes)
       5.12%, due 5/9/07                                                          880,000        875,245
       5.14%, due 6/6/07                                                       18,295,000     18,122,768
       5.27%, due 4/11/07                                                       4,350,000      4,344,423
                                                                                            ------------
    Total Short-Term Investments
       (Cost $23,341,194)                                                                     23,342,436
                                                                                            ------------
    Total Investments
       (Cost $194,254,370)                                          (d)             113.6%   194,595,781
    Liabilities in Excess of
       Cash and Other Assets                                                        (13.6)   (23,289,165)
                                                                              -----------   ------------
    Net Assets                                                                      100.0%  $171,306,616
                                                                              ===========   ============

----------
& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

#    Less than one tenth of a percent.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating/variable rate. Rate shown is the rate in effect at March 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at March 31, 2007 is $395,847 which represents 0.2% of the Fund's net assets.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2007 is $25,474,500.

(d) Aggregate cost for federal income tax purposes is $194,572,455 and net unrealized appreciation is as follows:

             Gross unrealized appreciation                             $ 792,541
             Gross unrealized depreciation                              (769,215)
                                                                       ---------
             Net unrealized appreciation                               $  23,326
                                                                       =========

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS+++
MARCH 31, 2007 (Unaudited)

                                                                               PRINCIPAL
                                                                                 AMOUNT         VALUE
                                                                              -----------   -----------
    Fixed Income Securities 97.7%
    Corporate Bonds 39.0%
    Consumer Discretionary - 4.3%
    AT&T Broadband Corp.
       9.455%, due 11/15/22                                                      $150,000   $   194,789
    Cox Communications, Inc.
       7.125%, due 10/1/12                                                        355,000       382,719
    DaimlerChrysler North American Holdings Corp.
       6.50%, due 11/15/13                                                        595,000       626,635
       7.30%, due 1/15/12                                                         285,000       307,640
    Johnson Controls, Inc.
       5.25%, due 1/15/11                                                         445,000       445,628
    News America, Inc.
       5.30%, due 12/15/14                                                        210,000       208,286
    Starwood Hotels & Resorts Worldwide, Inc.
       7.875%, due 5/1/12                                                         145,000       155,824
    Target Corp.
       5.875%, due 3/1/12                                                         220,000       227,370
    Tele-Communications, Inc.
       9.80%, due 2/1/12                                                          340,000       402,528
                                                                                            -----------
                                                                                              2,951,419
                                                                                            -----------

    Consumer Staples - 2.2%
    Diageo Finance B.V.
       5.30%, due 10/28/15                                                        385,000       378,666
    Kraft Foods, Inc.
       4.00%, due 10/1/08                                                         810,000       795,001
    Safeway, Inc.
       6.50%, due 3/1/11                                                          295,000       306,495
                                                                                            -----------
                                                                                              1,480,162
                                                                                            -----------

    Energy - 4.5%
    Anadarko Petroleum Corp.
       5.95%, due 9/15/16                                                         340,000       340,716
    ConocoPhillips
       8.75%, due 5/25/10                                                         460,000       510,584
    Devon Financing Corp.
       6.875%, due 9/30/11                                                        225,000       239,360
    Devon OEI Operating, Inc.
       7.25%, due 10/1/11                                                         225,000       241,405
    Dominion Resources, Inc.
       5.15%, due 7/15/15                                                         370,000       360,248
    EnCana Holdings Finance Corp.
       5.80%, due 5/1/14                                                          315,000       321,200
    Halliburton Co.
       5.50%, due 10/15/10                                                        370,000       373,995
    Valero Energy Corp.

       6.875%, due 4/15/12                                                        360,000       383,363
    XTO Energy, Inc.
       4.90%, due 2/1/14                                                          295,000       284,682
                                                                                            -----------
                                                                                              3,055,553
                                                                                            -----------

    Financials - 19.4%
    Archstone-Smith Trust
       5.75%, due 3/15/16                                                         210,000       212,885
    Assurant, Inc.
       5.625%, due 2/15/14                                                        260,000       259,802
    Bank of America Corp.
       4.875%, due 9/15/12                                                        170,000       168,028
       5.42%, due 3/15/17                                           (a)           200,000       197,923
    Capital One Financial Corp.
       6.15%, due 9/1/16                                                          280,000       284,001
    Citigroup, Inc.
       5.625%, due 8/27/12                                                        955,000       972,299
    ERP Operating L.P.
       6.625%, due 3/15/12                                                        345,000       367,184
    Goldman Sachs Group, Inc. (The)
       5.25%, due 4/1/13                                                          595,000       591,061
    HSBC Finance Corp.
       6.75%, due 5/15/11                                                         890,000       937,572
       7.00%, due 5/15/12                                                         225,000       241,460
    International Lease Finance Corp.
       5.625%, due 9/20/13                                                        235,000       239,531
    iStar Financial, Inc.
       5.50%, due 6/15/12                                                         370,000       368,310
       5.95%, due 10/15/13                                                        285,000       288,479
    Jefferies Group, Inc.
       5.50%, due 3/15/16                                                         155,000       151,678
       7.75%, due 3/15/12                                                         100,000       109,221
    John Deere Capital Corp.
       5.65%, due 7/25/11                                                         540,000       550,493
    JPMorgan Chase & Co.
       5.125%, due 9/15/14                                                        425,000       418,346
       5.75%, due 1/2/13                                                          225,000       230,753
       7.125%, due 6/15/09                                                        225,000       234,068
    MBNA America Bank N.A.
       7.125%, due 11/15/12                                                       275,000       299,887
    MBNA Corp.
       7.50%, due 3/15/12                                                         240,000       264,148
    MetLife, Inc.
       5.50%, due 6/15/14                                                         125,000       125,890
       6.125%, due 12/1/11                                                        415,000       432,962
    Morgan Stanley
       4.75%, due 4/1/14                                                          370,000       351,421
    National Rural Utilities Cooperative Finance Corp.
       7.25%, due 3/1/12                                                          385,000       419,492
    ProLogis
       5.50%, due 4/1/12                                                          325,000       328,224
    Prudential Financial, Inc.
       4.50%, due 7/15/13                                                         440,000       423,563
    Realty Income Corp.
       5.95%, due 9/15/16                                                         285,000       292,440
    Residential Capital LLC
       6.375%, due 6/30/10                                                        600,000       599,839

       6.50%, due 4/17/13                                                         550,000       544,778
    SLM Corp.
       5.45%, due 4/25/11                                                         435,000       440,254
    St. Paul Travelers Cos., Inc. (The)
       6.25%, due 6/20/16                                                         315,000       330,798
    US Bank N.A
       6.375%, due 8/1/11                                                         160,000       167,538
    Wachovia Bank N.A.
       4.80%, due 11/1/14                                                         530,000       510,056
    Wells Fargo & Co.
       4.75%, due 2/9/15                                                          565,000       542,067
    Western Union Co. (The)
       5.93%, due 10/1/16                                                         410,000       410,882
                                                                                            -----------
                                                                                             13,307,333
                                                                                            -----------

    Health Care - 0.9%
    Abbott Laboratories
       5.875%, due 5/15/16                                                        185,000       191,382
    Wyeth
       5.95%, due 4/1/37                                                          145,000       142,803
       6.95%, due 3/15/11                                                         275,000       292,375
                                                                                            -----------
                                                                                                626,560
                                                                                            -----------

    Industrials - 1.0%
    International Lease Finance Corp.
       5.75%, due 6/15/11                                                         160,000       163,941
       5.875%, due 5/1/13                                                         295,000       304,690
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                                        180,000       192,496
                                                                                            -----------
                                                                                                661,127
                                                                                            -----------

    Information Technology - 0.4%
    Cisco Systems, Inc.
       5.25%, due 2/22/11                                                         275,000       276,343
                                                                                            -----------

    Materials - 0.3%
    BHP Billiton Finance USA, Ltd.
       5.25%, due 12/15/15                                                        215,000       212,665
                                                                                            -----------

    Telecommunication Services - 3.4%
    Deutsche Telekom International Finance B.V.
       5.75%, due 3/23/16                                                         460,000       459,989
    Sprint Capital Corp.
       8.75%, due 3/15/32                                                         365,000       430,524
    Telefonica Europe B.V.
       7.75%, due 9/15/10                                                         655,000       705,803
    Vodafone Group PLC
       5.50%, due 6/15/11                                                         730,000       737,856
                                                                                            -----------
                                                                                              2,334,172
                                                                                            -----------

    Utilities - 2.6%
    Duke Energy Corp.
       6.25%, due 1/15/12                                                         505,000       528,466
    Exelon Corp.
       4.90%, due 6/15/15                                                         300,000       280,326
    FirstEnergy Corp.
       Series C
       7.375%, due 11/15/31                                                       140,000       159,049

    MidAmerican Energy Holdings Co.
       6.125%, due 4/1/36                                                         190,000       189,589
    Pacific Gas & Electric Co.
       6.05%, due 3/1/34                                                          150,000       150,367
    Progress Energy, Inc.
       7.75%, due 3/1/31                                                          130,000       155,474
    Southern California Edison Co.
       5.00%, due 1/15/14                                                         330,000       324,028
                                                                                            -----------
                                                                                              1,787,299
                                                                                            -----------
    Total Corporate Bonds
       (Cost $26,639,616)                                                                    26,692,633
                                                                                            -----------

    U.S. Government Securities 47.5%
    U.S. Government Agency Obligations 33.7%
    Federal National Mortgage Association - 12.0%
       3.25%, due 2/15/09                                                         350,000       339,822
&      4.375%, due 3/15/13                                                      1,605,000     1,562,814
&      4.875%, due 12/15/16                                                     2,955,000     2,922,513
&      5.125%, due 4/15/11                                                      1,270,000     1,283,061
       6.375%, due 6/15/09                                                        860,000       886,593
       7.125%, due 1/15/30                                                        970,000     1,204,273
                                                                                            -----------
                                                                                              8,199,076
                                                                                            -----------

    Federal National Mortgage Association
       (Mortgage Pass-Through Securities) - 21.7%
       6.094%, due 10/1/36                                          (b)           821,789       833,538
       6.124%, due 10/1/36                                          (b)           446,654       453,456
       6.194%, due 9/1/36                                           (b)         1,058,408     1,076,118
       6.50%, due 9/1/33                                                          686,741       707,364
&      6.50%, due 4/1/37                                        TBA (c)        11,575,000    11,806,500
                                                                                            -----------
                                                                                             14,876,976
                                                                                            -----------
    Total U.S. Government Agency Obligations
      (Cost $23,073,302)                                                                     23,076,052
                                                                                            -----------

    U.S. Treasury Obligations 13.8%
    United States Treasury Bonds - 10.3%
&      4.50%, due 2/15/36                                           (d)         2,655,000     2,503,166
&      8.125%, due 8/15/19                                                      3,470,000     4,531,605
                                                                                            -----------
                                                                                              7,034,771
                                                                                            -----------
&   United States Treasury Inflation Indexed Bond - 2.0%
       2.375%, due 1/15/27                                                      1,384,871     1,396,286
                                                                                            -----------
    United States Treasury Strips - 1.5%
       (zero coupon), due 8/15/19                                                 630,000       346,167
       (zero coupon), due 11/15/21                                              1,450,000       702,386
                                                                                            -----------
                                                                                              1,048,553
                                                                                            -----------
    Total U.S. Treasury Obligations
       (Cost $9,381,166)                                                                      9,479,610
                                                                                            -----------
    Total U.S. Government Securities
       (Cost $32,454,468)                                                                    32,555,662
                                                                                            -----------

    Collateralized Mortgage Obligations 11.2%
    Federal Home Loan Mortgage Corporation - 0.1%
       Series 2113 Class QE
       6.00%, due 11/15/27                                                         53,813         53,842
                                                                                            ------------
    Financials - 11.1%
    Bear Stearns Commercial Mortgage Securities
       Series 2006-T22 Class A4
       5.633%, due 4/12/38                                          (b)           575,000        585,075
&   Commercial Mortgage Pass Through Certificates
       Series 2006-C8 Class A2B
       5.248%, due 12/10/46                                                     1,575,000      1,579,280
    Greenwich Capital Commercial Funding Corp.
&      Series 2005-GG5 Class A5
       5.224%, due 4/10/37                                          (b)         1,345,000      1,336,303
       Series 2004-GG1 Class A7
       5.317%, due 6/10/36                                          (b)           950,000        953,092
    GS Mortgage Securities Corp.
       Series 2004-GG2 Class A6
       5.396%, due 8/10/38                                          (b)           700,000        703,541
&   Merrill Lynch Mortgage Investors, Inc.
       Series 2006-A3 Class 3A1
       5.838%, due 5/25/36                                          (b)         1,427,627      1,443,991
    Residential Accredit Loans, Inc.
       Series 2006-QA1 Class A21
       5.986%, due 1/25/36                                          (b)         1,033,516      1,045,190
                                                                                            ------------
                                                                                               7,646,472
                                                                                            ------------

    Total Collateralized Mortgage Obligations
       (Cost $7,731,205)                                                                       7,700,314
                                                                                            ------------

    Total Fixed Income Securities
       (Cost $66,825,289)                                                                     66,948,609
                                                                                            ------------

                                                                                 SHARES
                                                                              -----------
    Short-Term Investments 21.0%

    Investment Company - 1.0%
    BGI Institutional Money Market Fund                             (e)           686,878        686,878
                                                                                            ------------
    Total Investment Company
       (Cost $686,878)                                                                           686,878
                                                                                            ------------

                                                                               PRINCIPAL
                                                                                 AMOUNT
                                                                              -----------
    Repurchase Agreement - 1.9%

    Morgan Stanley & Co. 5.54%, dated
       3/30/07 due 4/2/07 Proceeds at
       Maturity $1,328,752 (Collateralized by
       various Corporate Bonds, with rates between 0.00%-8.38%
       and maturity dates between 8/1/07-9/15/99,
       with a Principal Amount of $1,350,926 and a
       Market Value of $1,373,310)                                  (e)       $ 1,328,139      1,328,139
                                                                                            ------------

    Total Repurchase Agreement
       (Cost $1,328,139)                                                                       1,328,139
                                                                                            ------------

    Time Deposit - 0.8%
    Citigroup, Inc.
       5.38%, due 4/2/07                                            (e)           553,391        553,391
                                                                                            ------------

    Total Time Deposit
       (Cost $553,391)                                                                           553,391
                                                                                            ------------

    U.S. Government Agency - 17.3%
    Federal National Mortgage Association (Discount Notes)
       5.12%, due 5/9/07                                                        1,050,000      1,044,325
       5.14%, due 6/6/07                                                        7,245,000      7,176,794
       5.27%, due 4/11/07                                                       3,600,000      3,595,385
                                                                                            ------------

    Total U.S. Government Agency
       (Cost $11,815,476)                                                                     11,816,504
                                                                                            ------------

    Total Short-Term Investments
       (Cost $14,383,884)                                                                     14,384,912
                                                                                            ------------

    Total Investments
       (Cost $81,209,173)                                           (f)             118.7%    81,333,521

    Liabilities in Excess of
       Cash and Other Assets                                                        (18.7)   (12,810,046)
                                                                              -----------   ------------
   Net Assets                                                                       100.0%  $ 68,523,475
                                                                              ===========   ============

----------
& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at March 31, 2007 is $197,923 which represents 0.3% of the Fund's net assets.

(b)  Floating/variable rate. Rate shown is the rate in effect at March 31, 2007.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2007 is $11,806,500.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f) Aggregate cost for federal income tax purposes is $81,341,987 and net unrealized depreciation is as follows:

          Gross unrealized appreciation                                                 $    409,032
          Gross unrealized depreciation                                                     (417,498)
                                                                                        ------------
          Net unrealized depreciation                                                   $     (8,466)
                                                                                        ============

HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

                                                                           PRINCIPAL
                                                                             AMOUNT        Value
                                                                          -----------   ------------
    Long-Term Bonds 94.1%
    Corporate Bonds 89.2%
    Aerospace & Defense - 1.2%
    DRS Technologies, Inc.
       7.625%, due 2/1/18                                                 $   464,000   $    482,560
    K&F Acquisition, Inc.
       7.75%, due 11/15/14                                                    280,000        297,500
    Moog, Inc.
       6.25%, due 1/15/15                                                     243,000        239,355
    TransDigm, Inc.
       7.75%, due 7/15/14                                                     332,000        342,790
       7.75%, due 7/15/14                                     (a)             120,000        123,900
                                                                                        ------------
                                                                                           1,486,105
                                                                                        ------------

    Auto Components - 1.0%
    Accuride Corp.
       8.50%, due 2/1/15                                                      292,000        294,190
    Commercial Vehicle Group, Inc.
       8.00%, due 7/1/13                                                      284,000        286,840
    Cooper Standard Automotive, Inc.
       8.375%, due 12/15/14                                   (b)             365,000        305,687
    Lear Corp.
       8.50%, due 12/1/13                                     (b)             403,000        389,399
    TRW Automotive, Inc.
       9.375%, due 2/15/13                                                        250            270
                                                                                        ------------
                                                                                           1,276,386
                                                                                        ------------

    Auto Manufacturers - 1.2%
    Ford Motor Co.
       7.45%, due 7/16/31                                     (b)             250,000        193,437
&   General Motors Corp.
       8.375%, due 7/15/33                                    (b)           1,440,000      1,292,400
                                                                                        ------------
                                                                                           1,485,837
                                                                                        ------------

    Building Materials & Components - 0.6%
    Ahern Rentals, Inc.
       9.25%, due 8/15/13                                                     350,000        365,312
    Goodman Global Holding Co., Inc.
       Series B
       8.36%, due 6/15/12                                     (c)             365,000        367,737
                                                                                        ------------
                                                                                             733,049
                                                                                        ------------

    Building Products - 2.0%
    Compression Polymers Corp.
       10.50%, due 7/1/13                                                     305,000        320,250
    Covalence Specialty Materials Corp.
       10.25%, due 3/1/16                                     (a)             398,000        398,000
    Da-Lite Screen Co., Inc.
       9.50%, due 5/15/11                                                     402,000        420,090
    KI Holdings, Inc.
       9.875%, beginning 11/15/09
       (zero coupon), due 11/15/14                                            277,000        233,026
    Nortek, Inc.
       8.50%, due 9/1/14                                                      453,000        440,542
    NTK Holdings, Inc.

       (zero coupon), due 3/1/14                              (b)             306,000        221,850
    Ply Gem Industries, Inc.
       9.00%, due 2/15/12                                     (b)             457,000        396,447
                                                                                        ------------
                                                                                           2,430,205
                                                                                        ------------

    Capital Markets - 3.4%
&   TRAINS HY-2006-1
       7.548%, due 5/1/16                                     (a)(d)        4,115,250      4,184,469
                                                                                        ------------

    Chemicals - 3.8%
    Crystal U.S. Holdings 3 LLC/Crystal U.S. 3 Corp.
       Series B
       (zero coupon), due 10/1/14                                             243,000        225,686
    Huntsman International LLC
       7.375%, due 1/1/15                                     (a)(b)          391,000        396,865
    Innophos, Inc.
       8.875%, due 8/15/14                                                    543,000        562,005
    Invista
       9.25%, due 5/1/12                                      (a)             560,000        596,400
    Lyondell Chemical Co.
       8.25%, due 9/15/16                                                     571,000        610,970
    MacDermid, Inc.
       9.125%, due 7/15/11                                                    313,000        328,065
       9.50%, due 4/15/17                                     (a)             240,000        246,000
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                                    (a)             144,000        150,120
       7.625%, due 12/1/16                                    (a)(b)          133,000        140,315
    PQ Corp.
       7.50%, due 2/15/13                                                     527,000        532,270
    Rockwood Specialties Group, Inc.
       7.50%, due 11/15/14                                                    195,000        197,925
       10.625%, due 5/15/11                                                   191,000        201,505
    Westlake Chemical Corp.
       6.625%, due 1/15/16                                                    479,000        467,025
                                                                                        ------------
                                                                                           4,655,151
                                                                                        ------------

    Coal - 0.2%
    International Coal Group
       10.25%, due 7/15/14                                                    280,000        281,400
                                                                                        ------------

    Commercial Services & Supplies - 8.0%
    Allied Waste North America
       6.875%, due 6/1/17                                                     460,000        461,150
&      7.875%, due 4/15/13                                                  1,298,000      1,346,675
    American Railcar Industries, Inc.
       7.50%, due 3/1/14                                      (a)             390,000        400,725
    Aramark Corp.
       8.50%, due 2/1/15                                      (a)             509,000        529,360
    Ashtead Capital, Inc.
       9.00%, due 8/15/16                                     (a)             107,000        113,955
    Cardtronics, Inc.
       9.25%, due 8/15/13                                                     393,000        412,650
    Geo Group, Inc. (The)
       8.25%, due 7/15/13                                                     435,000        453,487
    H&E Equipment Services
       8.375%, due 7/15/16                                                    461,000        489,812
    Hertz Corp.
       8.875%, due 1/1/14                                                     535,000        576,462
    Insurance Auto Auctions, Inc.
       11.00%, due 4/1/13                                                     424,000        489,720
    Mac-Gray Corp.
       7.625%, due 8/15/15                                                    459,000        468,180
    Mobile Mini, Inc.
       9.50%, due 7/1/13                                                      297,000        317,790
    Mobile Services Group, Inc.
       9.75%, due 8/1/14                                      (a)             535,000        565,762

    RBS Global, Inc., & Rexnord Corp.
       9.50%, due 8/1/14                                                      150,000        156,000
    Rent-A-Center, Inc.
       Series B
       7.50%, due 5/1/10                                                      461,000        464,457
    Rental Services Corp.
       9.50%, due 12/1/14                                     (a)             243,000        258,795
    Service Corp. International
       7.00%, due 6/15/17                                                     638,000        642,785
    United Rentals North America, Inc.
       6.50%, due 2/15/12                                                     428,000        426,930
    Waste Services, Inc.
       9.50%, due 4/15/14                                                     524,000        548,890
    WCA Waste Corp.
       9.25%, due 6/15/14                                                     597,000        634,312
                                                                                        ------------
                                                                                           9,757,897
                                                                                        ------------

    Construction Materials - 0.4%
    Texas Industries, Inc.
       7.25%, due 7/15/13                                                      88,000         90,640
    U.S. Concrete, Inc.
       8.375%, due 4/1/14                                                     369,000        374,535
                                                                                        ------------
                                                                                             465,175
                                                                                        ------------

    Containers & Packaging - 2.1%
    AEP Industries, Inc.
       7.875%, due 3/15/13                                                    129,000        131,580
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                                                    435,000        444,787
    Crown Americas LLC/Crown Americas Capital Corp.
       7.625%, due 11/15/13                                                   380,000        390,925
    Graham Packaging Co., Inc.
       8.50%, due 10/15/12                                                    144,000        146,160
       9.875%, due 10/15/14                                   (b)             195,000        198,900
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                                     625,000        645,312
    Plastipak Holdings, Inc.
       8.50%, due 12/15/15                                    (a)             265,000        280,900
    Pregis Corp.
       12.375%, due 10/15/13                                  (a)             269,000        295,900
                                                                                        ------------
                                                                                           2,534,464
                                                                                        ------------

    Diversified Financial Services - 7.3%
    Altra Industrial Motion, Inc.
       9.00%, due 12/1/11                                                     369,000        383,760
    BCP Crystal U.S. Holdings Corp.
       9.625%, due 6/15/14                                                    103,000        117,000
    Couche-Tard U.S. L.P.
       7.50%, due 12/15/13                                                    391,000        401,752
    Ford Motor Credit Co.
       8.00%, due 12/15/16                                                    324,000        311,767
&      9.875%, due 8/10/11                                                  1,412,000      1,495,314
    General Motors Acceptance Corp.
       6.125%, due 8/28/07                                                    350,000        349,792
&      6.875%, due 9/15/11                                                    936,000        936,907
    Global Cash Access LLC/Global Cash Finance Corp.
       8.75%, due 3/15/12                                                     218,000        228,355
    Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft
       Notes Co.
       8.50%, due 4/1/15                                      (a)              96,000         99,720
       8.875%, due 4/1/15                                     (a)             288,000        297,720
       9.75%, due 4/1/17                                      (a)(b)           96,000        100,320
    Idearc, Inc.
       8.00%, due 11/15/16                                    (a)             571,000        587,416
    Innophos Investments Holdings, Inc.
       13.374%, due 2/15/15                                   (c)(e)          102,332        106,937
    JOSTENS IH Corp.
       7.625%, due 10/1/12                                                    535,000        544,362

    KRATON Polymers LLC/KRATON Polymers Capital Corp.
       8.125%, due 1/15/14                                                    406,000        406,507
    Nalco Finance Holdings, Inc.
       9.00%, beginning 2/1/09
       (zero coupon), due 2/1/14                                              299,000        263,120
    PGS Solutions, Inc.
       9.625%, due 2/15/15                                    (a)             435,000        438,537
    Pinnacle Foods LLC/Pinnacle Foods Financial Corp.
       9.25%, due 4/1/15                                      (a)             246,000        241,695
       10.625%, due 4/1/17                                    (a)              99,000         97,391
    PNA Intermediate Holdings Corp.
       12.36%, due 2/15/13                                    (a)             270,000        276,750
    Rainbow National Services LLC
       10.375%, due 9/1/14                                    (a)             229,000        256,194
    Snoqualmie Entertainment Authority
       9.125%, due 2/1/15                                     (a)             185,000        190,781
    Southern Star Central Corp.
       6.75%, due 3/1/16                                                      162,000        162,000
    Standard Aero Holdings, Inc.
       8.25%, due 9/1/14                                                      278,000        298,155
    Yankee Acquisition Corp.
       8.50%, due 2/15/15                                     (a)             150,000        151,875
       9.75%, due 2/15/17                                     (a)             100,000        101,250
                                                                                        ------------
                                                                                           8,845,377
                                                                                        ------------
    Diversified Telecommunication Services - 1.7%
    Cincinnati Bell, Inc.
       8.375%, due 1/15/14                                                    428,000        437,630
    GCI, Inc.
       7.25%, due 2/15/14                                                     479,000        479,000
    Qwest Capital Funding, Inc.
       6.875%, due 7/15/28                                                    682,000        644,490
    Time Warner Telecommunications Holdings, Inc.
       9.25%, due 2/15/14                                                     468,000        500,760
                                                                                        ------------
                                                                                           2,061,880
                                                                                        ------------
    Electric Utilities - 2.6%
    CMS Energy Corp.
       8.50%, due 4/15/11                                                     767,000        834,112
    Edison Mission Energy
       7.50%, due 6/15/13                                                     848,000        875,560
    Inergy, L.P./Inergy Finance Corp.
       6.875%, due 12/15/14                                                   387,000        381,195
    Mirant North America LLC
       7.375%, due 12/31/13                                                   488,000        500,200
    Sierra Pacific Resources
       6.75%, due 8/15/17                                                     516,000        526,733
                                                                                        ------------
                                                                                           3,117,800
                                                                                        ------------
    Electronic Equipment & Instruments - 0.4%
    Itron, Inc.
       7.75%, due 5/15/12                                                     520,000        534,300
                                                                                        ------------
    Energy Equipment & Services - 0.3%
    Pride International, Inc.
       7.375%, due 7/15/14                                                    317,000        324,925
                                                                                        ------------
    Engineering & Construction - 0.3%
    Esco Corp.
       8.625%, due 12/15/13                                   (a)             323,000        342,380
                                                                                        ------------
    Food & Staples Retailing - 0.3%
    Dole Foods Co.
       7.25%, due 6/15/10                                                      44,000         42,020
    Stater Brothers Holdings, Inc.

       8.125%, due 6/15/12                                    (b)             273,000        281,190
                                                                                        ------------
                                                                                             323,210
                                                                                        ------------
    Food Products - 0.7%
    Del Monte Corp.
       8.625%, due 12/15/12                                                   280,000        291,200
    Reddy Ice Holdings, Inc.
       10.50%, beginning 11/1/08
       (zero coupon), due 11/1/12                                             638,000        580,580
                                                                                        ------------
                                                                                             871,780
                                                                                        ------------
    Health Care Equipment & Supplies - 1.8%
    Advanced Medical Optics, Inc.
       7.50%, due 5/1/17                                      (a)             545,000        549,087
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                                    (a)             400,000        406,000
    Fresenius Medical Capital Trust IV
       7.875%, due 6/15/11                                                    240,000        252,000
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                                     218,000        231,625
    Norcross Safety Products LLC
       Series B
       9.875%, due 8/15/11                                                    295,000        312,700
    Omnicare, Inc.
       6.875%, due 12/15/15                                                   271,000        273,371
    Safety Products Holdings, Inc.
       Series B
       11.75%, due 1/1/12                                     (e)             120,017        127,818
                                                                                        ------------
                                                                                           2,152,601
                                                                                        ------------
    Health Care Providers & Services - 3.4%
    Concentra Operating Corp.
       9.125%, due 6/1/12                                                     332,000        354,410
       9.50%, due 8/15/10                                                     203,000        214,165
    DaVita, Inc.
       7.25%, due 3/15/15                                                     258,000        260,902
    HCA, Inc.
       5.75%, due 3/15/14                                                     394,000        336,377
       6.25%, due 2/15/13                                                      44,000         39,985
       9.25%, due 11/15/16                                    (a)             549,000        592,234
    IASIS Healthcare LLC
       8.75%, due 6/15/14                                                     295,000        305,325
    Res-Care, Inc.
       7.75%, due 10/15/13                                                    431,000        439,620
    Tenet Healthcare Corp.
       6.50%, due 6/1/12                                                      111,000        102,397
       7.375%, due 2/1/13                                                      44,000         40,865
       9.25%, due 2/1/15                                                      442,000        437,580
       9.875%, due 7/1/14                                                     111,000        112,110
    Triad Hospitals, Inc.
       7.00%, due 11/15/13                                                    147,000        153,431
    Vanguard Health Holding Co. II
       9.00%, due 10/1/14                                                     240,000        243,000
    VWR International, Inc.
       6.875%, due 4/15/12                                                    177,000        178,770
       8.00%, due 4/15/14                                                     273,000        284,602
                                                                                        ------------
                                                                                           4,095,773
                                                                                        ------------
    Hotels, Restaurants & Leisure - 6.7%
    American Casino & Entertainment Properties LLC
       7.85%, due 2/1/12                                                      398,000        413,920
    Herbst Gaming, Inc.
       8.125%, due 6/1/12                                                     457,000        461,570
    Inn of the Mountain Gods Resort & Casino
       12.00%, due 11/15/10                                                   320,000        348,000

    Isle of Capri Casinos, Inc.
       7.00%, due 3/1/14                                                      166,000        162,680
       9.00%, due 3/15/12                                                     295,000        307,537
    Majestic Star Casino LLC/ Majestic Star
       Casino Capital Corp. II
       9.75%, due 1/15/11                                                     580,000        552,450
    Mandalay Resort Group
       6.375%, due 12/15/11                                                   571,000        573,855
    MGM Mirage
       5.875%, due 2/27/14                                                    369,000        343,170
    Mohegan Tribal Gaming Authority
       7.125%, due 8/15/14                                                    221,000        224,315
    Pinnacle Entertainment, Inc.
       8.75%, due 10/1/13                                                     339,000        360,187
    Pokagon Gaming Authority
       10.375%, due 6/15/14                                   (a)             324,000        357,210
    San Pasqual Casino
       8.00%, due 9/15/13                                     (a)             387,000        398,126
    Scientific Games Corp.
       6.25%, due 12/15/12                                                    424,000        415,520
    Seminole Hard Rock Entertainment, Inc./Seminole Hard
       Rock International LLC
       7.848%, due 3/15/14                                    (a)             255,000        260,100
    Seneca Gaming Corp.
       7.25%, due 5/1/12                                                      332,000        334,075
    Six Flags, Inc.
       8.875%, due 2/1/10                                     (b)             103,000        103,772
       9.75%, due 4/15/13                                     (b)             118,000        112,395
    Station Casinos, Inc.
       7.75%, due 8/15/16                                                     406,000        416,657
    TDS Investor Corp.
       9.985%, due 9/1/14                                     (a)(c)          566,000        577,320
    Tunica-Biloxi Gaming Authority
       9.00%, due 11/15/15                                    (a)             290,000        308,125
    Turning Stone Resort Casino Enterprise
       9.125%, due 12/15/10                                   (a)             181,000        183,715
       9.125%, due 9/15/14                                    (a)             269,000        276,397
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                                     273,000        273,682
    Wynn Las Vegas LLC
       6.625%, due 12/1/14                                                    424,000        419,760
                                                                                        ------------
                                                                                           8,184,538
                                                                                        ------------
    Household Durables - 2.9%
    ALH Finance LLC
       8.50%, due 1/15/13                                     (b)             553,000        551,617
    Beazer Homes USA, Inc.
       6.50%, due 11/15/13                                                    288,000        257,400
    K. Hovnanian Enterprises, Inc.
       8.875%, due 4/1/12                                     (b)             313,000        301,263
    KB Home
       5.75%, due 2/1/14                                                      360,000        321,816
    Norcraft Cos., L.P./Norcraft Finance Corp.
       9.00%, due 11/1/11                                                     129,000        132,870
    Norcraft Holdings L.P.
       9.75%, beginning 9/1/08
       (zero coupon), due 9/1/12                                              361,000        324,900
    Sealy Mattress Co.
       8.25%, due 6/15/14                                                     424,000        446,260
    Simmons Co.
       7.875%, due 1/15/14                                                    302,000        309,550
       10.00%, beginning 12/15/09
       (zero coupon), due 12/15/14                            (b)             428,000        352,030
    Stanley-Martin Communities LLC
       9.75%, due 8/15/15                                                     546,000        489,353
                                                                                        ------------
                                                                                           3,487,059
                                                                                        ------------
    Household Products - 1.1%
    American Greetings Corp.

       7.375%, due 6/1/16                                                     487,000        502,219
    JohnsonDiversey Holdings, Inc.
       10.67%, beginning 5/15/07
       (zero coupon), due 5/15/13                                             421,000        434,683
    JohnsonDiversey, Inc.
       Series B
       9.625%, due 5/15/12                                                    353,000        368,885
                                                                                        ------------
                                                                                           1,305,787
                                                                                        ------------

    IT Services - 1.8%
    Activant Solutions, Inc.
       9.50%, due 5/1/16                                                      284,000        279,740
    Iron Mountain, Inc.
       8.75%, due 7/15/18                                                     344,000        369,800
    Sungard Data Systems, Inc.
       9.125%, due 8/15/13                                                    423,000        453,668
    UGS Capital Corp. II
       10.348%, due 6/1/11                                    (a)(c)(e)       619,368        630,207
    UGS Corp.
       10.00%, due 6/1/12                                                     468,000        511,875
                                                                                        ------------
                                                                                           2,245,290
                                                                                        ------------

    Leisure Equipment & Products - 0.8%
    Leslie's Poolmart
       7.75%, due 2/1/13                                                      483,000        487,830
    True Temper Sports, Inc.
       8.375%, due 9/15/11                                                    553,000        492,170
                                                                                        ------------
                                                                                             980,000
                                                                                        ------------

    Machinery - 1.3%
    Baldor Electric Co.
       8.625%, due 2/15/17                                    (b)             310,000        327,825
    Columbus McKinnon Corp.
       8.875%, due 11/1/13                                                    684,000        725,040
    Gardner Denver, Inc.
       8.00%, due 5/1/13                                                      328,000        346,040
    Mueller Group, Inc.
       10.00%, due 5/1/12                                                      65,000         70,200
    Mueller Holdings, Inc.
       14.75%, beginning 4/15/09
       (zero coupon), due 4/15/14                                             204,000        185,640
                                                                                        ------------
                                                                                           1,654,745
                                                                                        ------------

    Machinery & Engineering - 0.2%
    Douglas Dynamics LLC
       7.75%, due 1/15/12                                     (a)             270,000        251,100
                                                                                        ------------

    Media - 9.1%
    Affinity Group, Inc.
       9.00%, due 2/15/12                                                     332,000        341,130
    AMC Entertainment, Inc.
       8.00%, due 3/1/14                                                      258,000        262,515
    CBD Media Holdings
       9.25%, due 7/15/12                                                     498,000        521,655
&   CCH I LLC
       11.00%, due 10/1/15                                                    967,000       1,003,263
    CCH II LLC/CCH II Capital Corp.
       10.25%, due 9/15/10                                                    369,000        389,295
    CCO Holdings LLC/CCO Holdings Capital Corp.
       8.75%, due 11/15/13                                                    147,000        152,145
    CSC Holdings, Inc.
       6.75%, due 4/15/12                                     (a)             608,000        603,440
       7.625%, due 7/15/18                                                    468,000        472,680
    Dex Media, Inc.
       8.00%, due 11/15/13                                                     91,000        304,823
       9.00%, beginning 11/15/08
      (zero coupon), due 11/15/13                                             413,000        384,606

    DirectTV Holdings, Inc.
       8.375%, due 3/15/13                                                    387,000        407,801
    EchoStar DBS Corp.
       5.75%, due 10/1/08                                                     465,000        465,581
    Mediacom Broadband LLC
       8.50%, due 10/15/15                                    (a)             111,000        113,498
       8.50%, due 10/15/15                                                    295,000        301,638
    Medianews Group, Inc.
       6.375%, due 4/1/14                                                     520,000        456,300
    Nexstar Finance Holdings LLC
       11.375%, beginning 4/1/08
       (zero coupon), due 4/1/13                                              343,000        331,853
    Nexstar Finance, Inc.
       7.00%, due 1/15/14                                                     295,000        283,200
    PanAmSat Corp.
       9.00%, due 8/15/14                                                     257,000        278,203
    R.H. Donnelley Corp.
       8.875%, due 1/15/16                                                    468,000        497,250
    River Rock Entertainment Authority
       9.75%, due 11/1/11                                                     221,000        235,365
    Salem Communciations Corp.
       7.75%, due 12/15/10                                                    560,000        571,200
    Sinclair Broadcast Group, Inc.
       8.00%, due 3/15/12                                                     553,000        572,355
    Umbrella Acquisition
       9.75%, due 3/15/15                                     (a)(b)(e)       560,000        557,900
    Vertis, Inc.
       Series B
       10.875%, due 6/15/09                                   (b)             269,000        271,690
       13.50%, due 12/7/09                                    (a)             221,000        208,845
    Warner Music Group
       7.375%, due 4/15/14                                                    332,000        316,230
    WMG Holdings Corp.
       9.50%, beginning 12/15/09
       (zero coupon), due 12/15/14                                            446,000        341,190
    Young Broadcasting, Inc.
       8.75%, due 1/15/14                                                      74,000         69,005
       10.00%, due 3/1/11                                                     375,000        369,375
                                                                                        ------------
                                                                                          11,084,031
                                                                                        ------------

    Metals & Mining - 2.8%
    AK Steel Corp.
       7.875%, due 2/15/09                                                    440,000        440,000
    Aleris International, Inc.
       9.00%, due 12/15/14                                    (a)             170,000        179,350
    Century Aluminum Co.
       7.50%, due 8/15/14                                                     350,000        359,625
    Chaparral Steel Co.
       10.00%, due 7/15/13                                                    279,000        311,085
    Freeport-McMoRan Copper & Gold, Inc.
       8.25%, due 4/1/15                                                      490,000        527,363
       8.375%, due 4/1/17                                                     490,000        529,813
    International Steel Group, Inc.
       6.50%, due 4/15/14                                                     258,000        268,643
    PNA Group, Inc.
       10.75%, due 9/1/16                                     (a)             269,000        289,175
    Steel Dynamics, Inc.
       6.75%, due 4/1/15                                      (a)             480,000        480,600
                                                                                        ------------
                                                                                           3,385,654
                                                                                        ------------

    Multiline Retail - 0.4%
    Neiman-Marcus Group, Inc.
       9.00%, due 10/15/15                                    (e)             461,000        504,795
                                                                                        ------------
    Multi-Utilities & Unregulated Power - 2.6%
    AES Corp. (The)

       8.75%, due 5/15/13                                     (a)             575,000        612,375
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                      273,000        279,825
       7.375%, due 2/1/16                                                     630,000        647,325
    Reliant Energy, Inc.
       6.75%, due 12/15/14                                                    313,000        330,606
       9.50%, due 7/15/13                                                     203,000        221,016
&   Williams Cos., Inc.
       7.625%, due 7/15/19                                                  1,032,000      1,122,300
                                                                                        ------------
                                                                                           3,213,447
                                                                                        ------------

    Oil & Gas - 7.4%
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                                                      105,000        103,425
       9.00%, due 1/15/14                                                     369,000        371,768
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                                     535,000        528,313
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                                     369,000        364,388
       6.625%, due 1/15/16                                                    358,000        360,685
       6.875%, due 1/15/16                                                    295,000        298,688
    Complete Production Services, Inc.
       8.00%, due 12/15/16                                    (a)             462,000        473,550
    Comstock Resources, Inc.
       6.875%, due 3/1/12                                                     284,000        275,480
    Denbury Resources, Inc.
       7.50%, due 12/15/15                                                    407,000        411,070
&   Dynegy Holdings, Inc.
       8.375%, due 5/1/16                                                     859,000        893,360
    Encore Acquisition Co.
       7.25%, due 12/1/17                                                     424,000        402,800
    Ferrellgas L.P.
       6.75%, due 5/1/14                                                      350,000        343,000
    Hilcorp Energy I L.P.
       9.00%, due 6/1/16                                      (a)             291,000        308,460
    MarkWest Energy Partners, L.P.
       Series B
       6.875%, due 11/1/14                                                    590,000        572,300
    Plains Exploration & Production Co.
       7.00%, due 3/15/17                                                     375,000        376,875
    SESI LLC
       6.875%, due 6/1/14                                                     483,000        479,378
    Stone Energy Corp.
       8.10%, due 7/15/10                                     (a)(c)          634,000        634,000
    Swift Energy Co.
       7.625%, due 7/15/11                                                    203,000        208,075
       9.375%, due 5/1/12                                                     221,000        231,498
    Targa Resources, Inc.
       8.50%, due 11/1/13                                     (a)             535,000        545,700
    Transcontinental Gas Pipeline Corp.
       6.40%, due 4/15/16                                                     560,000        577,500
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                                      218,000        212,550
                                                                                        ------------
                                                                                           8,972,863
                                                                                        ------------

    Paper & Forest Products - 1.7%
    Appleton Papers, Inc.
       8.125%, due 6/15/11                                                    350,000        359,625
    Buckeye Technologies, Inc.
       8.00%, due 10/15/10                                                    406,000        403,970
&   Georgia-Pacific Corp.
       8.125%, due 5/15/11                                                  1,198,000      1,257,900
                                                                                        ------------
                                                                                           2,021,495
                                                                                        ------------

    Pharmaceuticals - 0.4%
    NBTY, Inc.
       7.125%, due 10/1/15                                                    479,000        481,994
                                                                                        ------------

    Real Estate - 1.2%
    American Real Estate Partners, L.P.
       7.125%, due 2/15/13                                                    568,000        560,900
    Ashton Woods USA LLC
       9.50%, due 10/1/15                                                     489,000        465,773
    Host Marriott L.P.
       7.125%, due 11/1/13                                                    391,000        399,798
                                                                                        ------------
                                                                                           1,426,471
                                                                                        ------------

    Semiconductors & Semiconductor Equipment - 0.7%
    Amkor Technologies, Inc.
       9.25%, due 6/1/16                                                      535,000        557,738
    Freescale Semiconductor, Inc.
       8.875%, due 12/15/14                                   (a)             133,000        133,166
       9.125%, due 12/15/14                                   (a)             144,000        142,920
                                                                                        ------------
                                                                                             833,824
                                                                                        ------------
    Specialty Retail - 1.7%
    Asbury Automotive Group, Inc.
       7.625%, due 3/15/17                                    (a)             370,000        370,925
    AutoNation, Inc.
       7.36%, due 4/15/13                                     (c)             428,000        432,280
    General Nutrition Centers, Inc.
       9.796%, due 3/15/14                                    (a)             540,000        529,200
    Lazy Days RV Center, Inc.
       11.75%, due 5/15/12                                                    380,000        389,500
    Nebraska Book Co., Inc.
       8.625%, due 3/15/12                                                    184,000        185,380
    United Auto Group, Inc.
       7.75%, due 12/15/16                                    (a)             144,000        145,440
                                                                                        ------------
                                                                                           2,052,725
                                                                                        ------------

    Telecommunications - 1.2%
    MetroPCS Wireless, Inc.
       9.25%, due 11/1/14                                     (a)             258,000        272,835
    Qwest Communications International, Inc.
       7.50%, due 2/15/14                                                     660,000        679,800
    Windstream Corp.
       7.00%, due 3/15/19                                     (a)             470,000        470,000
                                                                                        ------------
                                                                                           1,422,635
                                                                                        ------------

    Textiles, Apparel & Luxury Goods - 0.3%
    Collins & Aikman Floor Cover
       Series B
       9.75%, due 2/15/10                                                     354,000        360,195
                                                                                        ------------

    Transportation Infrastructure - 0.4%
    Bristow Group, Inc.
       6.125%, due 6/15/13                                                    481,000        458,153
                                                                                        ------------

    Wireless Telecommunication Services - 1.8%
&   American Tower Corp.
       7.125%, due 10/15/12                                                   866,000        891,980
    Dobson Communications Corp.
       8.875%, due 10/1/13                                    (b)             184,000        189,520
    Rural Cellular Corp.
       8.25%, due 3/15/12                                                     100,000        104,500
       9.75%, due 1/15/10                                     (b)             461,000        474,830
    Syniverse Technologies
       Series B
       7.75%, due 8/15/13                                                     514,000        505,005
                                                                                        ------------
                                                                                           2,165,835
                                                                                        ------------

    Total Corporate Bonds
       (Cost $107,479,582)                                                               108,452,800
                                                                                        ------------

    Foreign Corporate Bonds 4.9%
    Chemicals - 0.3%
    Ineos Group Holdings PLC
       8.50%, due 2/15/16                                     (a)             428,000        409,810
                                                                                        ------------

    Diversified Financial Services - 0.4%
    JSG Funding PLC
       9.625%, due 10/1/12                                                    243,000        258,188
    Nell AF SARL
       8.375%, due 8/15/15                                    (a)             273,000        284,603
                                                                                        ------------
                                                                                             542,791
                                                                                        ------------

    Electronic Equipment & Instruments - 0.4%
    Flextronics International, Ltd.
       6.50%, due 5/15/13                                                     461,000        456,390
                                                                                        ------------

    Hotels, Restaurants & Leisure - 0.3%
    Great Canadian Gaming Corp.
       7.25%, due 2/15/15                                     (a)             395,000        397,469
                                                                                        ------------

    IT Services - 0.3%
    Seagate Technology HDD Holdings
       6.80%, due 10/1/16                                                     317,000        318,585
                                                                                        ------------
    Metals & Mining - 0.7%
    Novelis, Inc.
       7.25%, due 2/15/15                                                     465,000        491,738
    Russel Metals, Inc.
       6.375%, due 3/1/14                                                     387,000        370,553
                                                                                        ------------
                                                                                             862,291
                                                                                        ------------

    Oil & Gas - 0.8%
    Compagnie Generale de Geophysique-Veritas
       7.50%, due 5/15/15                                                      50,000         51,500
       7.75%, due 5/15/17                                                     100,000        104,250
    Compton Petroleum Finance Corp.
       7.625%, due 12/1/13                                                    380,000        371,450
    OPTI Canada, Inc.
       8.25%, due 12/15/14                                    (a)             483,000        502,320
                                                                                        ------------
                                                                                           1,029,520
                                                                                        ------------

    Semiconductors & Semiconductor Equipment - 0.6%
    Magnachip Semiconductor S.A.
       8.605%, due 12/15/11                                   (c)             431,000        369,583
    SENSATA TECHNOLOGIES B.V.
       8.00%, due 5/1/14                                                      347,000        344,831
                                                                                        ------------
                                                                                             714,414
                                                                                        ------------

    Specialty Retail - 0.4%
    Dollarama Group, L.P.
       8.875%, due 8/15/12                                                    409,000        426,383
                                                                                        ------------

    Wireless Telecommunication Services - 0.7%
    Inmarsat Finance PLC
       7.625%, due 6/30/12                                                    216,000        225,180
       10.375%, beginning 11/15/08
       (zero coupon), due 11/15/12                                            369,000        348,705
    Intelsat Bermuda, Ltd.
       9.25%, due 6/15/16                                     (a)             221,000        244,758
                                                                                        ------------

                                                                                             818,643
                                                                                        ------------
    Total Foreign Corporate Bonds
       (Cost $6,012,425)                                                                   5,976,296
                                                                                        ------------
    Total Long-Term Bonds
       (Cost $113,492,007)                                                               114,429,096
                                                                                        ------------

                                                                             SHARES
                                                                          -----------
    Preferred Stocks 1.3%
    Media - 1.3%
    Haights Cross Communications, Inc.
       16.00% Class B                                         (f)(g)            6,286        242,011
    ION Media Networks, Inc.
       14.25%                                                 (e)                  67        522,600
    Spanish Broadcasting System, Inc.
       10.75% Series B                                        (e)                 733        803,975
                                                                                        ------------

    Total Preferred Stocks
       (Cost $1,615,399)                                                                   1,568,586
                                                                                        ------------

                                                                              NUMBER OF
                                                                               WARRANTS
                                                                             -----------
    Warrants 0.0%                                             #
    Media - 0.0%                                              #
    Haights Cross Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                                        (f)(g)(h)(i)             7              0(k)
       Preferred Class A
       Strike Price $0.001
       Expire 12/10/11                                        (f)(g)(h)(i)         6,225             62
                                                                                           ------------

Total Warrants
   (Cost $62)                                                                                        62
                                                                                           ------------

                                                                             SHARES
                                                                          -----------
    Common Stocks 0.4%
    Chemicals - 0.0%                                          #
    Huntsman Corp.                                                              4,329         82,641
                                                                                        ------------
    Media - 0.4%
    Adelphia Communications Corp. (Escrow shares)             (h)(i)          468,000        155,610
    Adelphia Contingent Value Vehicle                         (f)(h)(i)       454,546         40,682
    Time Warner Cable, Inc. Class A                           (h)               6,885        257,981
                                                                                        ------------
                                                                                             454,273
                                                                                        ------------

    Total Common Stocks
       (Cost $436,022)                                                                       536,914
                                                                                        ------------

    Short-Term Investments 8.9%
    Investment Company - 1.4%
    BGI Institutional Money Market Fund                       (j)           1,684,951      1,684,951
                                                                                        ------------

    Total Investment Company
       (Cost $1,684,951)                                                                   1,684,951
                                                                                        ------------

                                                                                PRINCIPAL
                                                                                  AMOUNT         VALUE
                                                                               -----------   ------------
    Repurchase Agreement - 2.7%
    Morgan Stanley & Co. 5.54%, dated
       3/30/07 due 4/2/07 Proceeds at
       Maturity $3,259,505 (Collateralized by
       various Corporate Bonds, with rates between 0.00%-8.38%
       and maturity dates between 8/1/07-9/15/99,
       with a Principal Amount of $3,313,898 and a
       Market Value of $3,368,807)                                 (j)         $ 3,258,000      3,258,000
                                                                                             ------------

    Total Repurchase Agreement
       (Cost $3,258,000)                                                                        3,258,000
                                                                                             ------------

    Time Deposit - 1.1%
    Citigroup, Inc.
       5.38%, due 4/2/07                                           (j)           1,357,500      1,357,500
                                                                                             ------------

    Total Time Deposit
       (Cost $1,357,500)                                                                        1,357,500
                                                                                             ------------

    U.S. Government Security - 3.7%
    Federal National Mortgage Association (Discount Note) - 3.7%
       4.97%, due 4/2/07                                                         4,465,000      4,463,767
                                                                                             ------------
    Total U.S. Government Security
       (Cost $4,463,767)                                                                        4,463,767
                                                                                             ------------
    Total Short-Term Investments
       (Cost $10,764,218)                                                                      10,764,218
                                                                                             ------------
    Total Investments
       (Cost $126,307,708)                                         (l)               104.7%   127,298,876
    Liabilities in Excess of
       Cash and Other Assets                                                          (4.7)    (5,723,475)
                                                                               -----------   ------------

    Net Assets                                                                       100.0%  $121,575,401
                                                                               ===========   ============

----------
& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

#    Less than one tenth of a percent.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at March 31, 2007 is $25,563,455 which represents 21.0% of the Fund's net assets.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Floating/variable rate. Rate shown is the rate in effect at March 31, 2007.

(d) Target Return Index Securities Trust. Static portfolio comprised of 100 High Yield bonds selected from the Lehman Brothers High Yield Index.

(e) PIK ("Payment in Kind") -- Interest or dividend payment is made with additional securities.

(f) Illiquid security. The total market value of these securities at March 31, 2007 is $282,755 which represents 0.2% of the Fund's net assets.

(g) Restricted security. The total market value of these securities at March 31, 2007 is $242,073 which represents 0.2% of the Fund's net assets.

(h)  Non-income producing security.

(i) Fair valued security. The total market value of these securities at March 31, 2007 is $196,354 which represents less than 0.2% of the Fund's net assets.

(j) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  Less than one dollar.

(l) At March 31, 2007, cost is identical for book and federal income tax purposes and net unrealized appreciation is as follows:

          Gross unrealized appreciation                              $ 2,676,323
          Gross unrealized depreciation                               (1,685,155)
                                                                     -----------
          Net unrealized appreciation                                $   991,168
                                                                     ===========

HIGH YIELD FUND

RESTRICTED SECURITIES HELD AT MARCH 31, 2007

                                                   NUMBER OF
                                      DATE(S) OF   WARRANTS/                3/31/07    PERCENT OF
SECURITY                             ACQUISITION     SHARES      COST        VALUE     NET ASSETS
--------                             -----------   ---------   --------    --------    ----------
Haights Cross Communications, Inc.
   Preferred Stock
   16.00%, Class B                     1/22/04       6,286     $292,429    $242,011       0.2%
   Warrants                            1/22/04           7            0(a)        0(a)    0.0(b)
   Warrants, Preferred Class A         1/22/04       6,225           62          62       0.0(b)
                                                               --------    --------       ---
                                                               $292,491    $242,073       0.2%
                                                               ========    ========       ===

----------
(a)  Less than one dollar.

(b)  Less than one tenth of a percent.

BALANCED FUND

PORTFOLIO OF INVESTMENTS+++
MARCH 31, 2007 (Unaudited)

                                                                           SHARES         VALUE
                                                                        -----------   ------------
    Common Stocks 62.9%

    Consumer Discretionary - 7.7%
    Aeropostale, Inc.                                         (a)               456   $     18,345
    American Eagle Outfitters, Inc.                                           1,683         50,473
    American Greetings Corp. Class A                                            557         12,928
    AnnTaylor Stores Corp.                                    (a)               461         17,878
    Apollo Group, Inc. Class A                                (a)               314         13,785
    ArvinMeritor, Inc.                                                          682         12,446
    AutoNation, Inc.                                          (a)               984         20,900
    AutoZone, Inc.                                            (a)               423         54,203
    Barnes & Noble, Inc.                                                        444         17,516
    Belo Corp. Class A                                                          736         13,741
    Best Buy Co., Inc.                                                          848         41,315
    Big Lots, Inc.                                            (a)(b)            902         28,215
    Black & Decker Corp. (The)                                                  564         46,034
    Blyth, Inc.                                                                 219          4,623
    Bob Evans Farms, Inc.                                     (b)               340         12,563
    Brinker International, Inc.                                               1,044         34,139
    Brunswick Corp.                                                             560         17,836
    Career Education Corp.                                    (a)               847         25,833
    CBRL Group, Inc.                                                            176          8,149
    CBS Corp. Class B                                                         6,420        196,388
    Charming Shoppes, Inc.                                    (a)             1,089         14,103
    Circuit City Stores, Inc.                                                   852         15,788
    Clear Channel Communications, Inc.                                        1,361         47,689
    Comcast Corp. Class A                                     (a)             3,202         83,092
    Corinthian Colleges, Inc.                                 (a)               408          5,610
    Darden Restaurants, Inc.                                                  1,122         46,215
    DeVry, Inc.                                                                 526         15,438
    Dillards, Inc. Class A                                                      136          4,451
    DIRECTV Group, Inc. (The)                                 (a)             6,509        150,163
    Dollar General Corp.                                                        237          5,013
    Dollar Tree Stores, Inc.                                  (a)               867         33,154
    Eastman Kodak Co.                                         (b)             2,299         51,865
    Entercom Communications Corp.                                               190          5,354
    Family Dollar Stores, Inc.                                                  711         21,060
    Federated Department Stores, Inc.                                         4,415        198,896
    Ford Motor Co.                                            (b)            15,744        124,220
    Gannett Co., Inc.                                         (b)             1,950        109,765
    Gap, Inc. (The)                                                           4,416         75,999
    Goodyear Tire & Rubber Co. (The)                          (a)               422         13,162
    Harley-Davidson, Inc.                                                     1,164         68,385
    Harrah's Entertainment, Inc.                                                375         31,669
    Harte-Hanks, Inc.                                                           339          9,353
    Hasbro, Inc.                                                              1,404         40,182
    IAC/InterActiveCorp.                                      (a)             1,866         70,367
    ITT Educational Services, Inc.                            (a)               152         12,386
    J.C. Penney Co., Inc.                                                       473         38,862

    John Wiley & Sons, Inc. Class A                                             390         14,726
    Jones Apparel Group, Inc.                                                   958         29,439
    KB Home                                                                     333         14,209
    Kohl's Corp.                                              (a)             2,731        209,222
    Lear Corp.                                                (a)               567         20,701
    Lee Enterprises, Inc.                                                       427         12,831
    Leggett & Platt, Inc.                                                       624         14,146
    Lennar Corp. Class A                                                      1,142         48,204
    M.D.C. Holdings, Inc.                                     (b)               161          7,739
    Mattel, Inc.                                                              3,222         88,831
    McDonald's Corp.                                                          8,328        375,176
    McGraw-Hill Cos., Inc. (The)                                              2,942        184,993
    Meredith Corp.                                                              199         11,421
    Modine Manufacturing Co.                                                     80          1,832
    Mohawk Industries, Inc.                                   (a)(b)            449         36,840
    Newell Rubbermaid, Inc.                                                     613         19,058
    NIKE, Inc. Class B                                                          399         42,398
    Nordstrom, Inc.                                                           1,896        100,374
    Office Depot, Inc.                                        (a)             1,717         60,335
    OfficeMax, Inc.                                                             605         31,908
    Omnicom Group, Inc.                                                       1,438        147,222
    Pacific Sunwear of California, Inc.                       (a)               154          3,208
    Payless ShoeSource, Inc.                                  (a)               594         19,721
    Polo Ralph Lauren Corp.                                                     511         45,045
    RadioShack Corp.                                          (b)             1,103         29,814
    Regis Corp.                                                                 385         15,542
    Ross Stores, Inc.                                         (b)               883         30,375
    Saks, Inc.                                                (b)             1,162         24,216
    Scholastic Corp.                                          (a)               118          3,670
    Sherwin-Williams Co. (The)                                                  946         62,474
    Snap-On, Inc.                                                               254         12,217
    Sotheby's Holdings, Inc. Class A                                            139          6,183
    Stanley Works (The)                                       (b)               543         30,060
    Thor Industries, Inc.                                     (b)               379         14,929
    Time Warner, Inc.                                                           410          8,085
    TJX Cos., Inc. (The)                                                      3,803        102,529
    Tribune Co.                                                                 415         13,326
    Tupperware Corp.                                                            538         13,412
    Valassis Communications, Inc.                             (a)               217          3,730
    VF Corp.                                                                    187         15,450
    Viacom, Inc. Class B                                      (a)             1,529         62,857
    Walt Disney Co. (The)                                                     6,778        233,367
    Wendy's International, Inc.                                                 567         17,747
    Westwood One, Inc.                                                          159          1,092
    Yum! Brands, Inc.                                                           529         30,555
                                                                                       -----------
                                                                                         4,210,760
                                                                                       -----------

    Consumer Staples - 4.2%
    Alberto-Culver Co.                                                          673         15,398
    Altria Group, Inc.                                                        8,214        721,271
    Avon Products, Inc.                                                       1,807         67,329
    Campbell Soup Co.                                                           787         30,654
    Coca-Cola Co. (The)                                                         787         37,776
    Coca-Cola Enterprises, Inc.                                               1,723         34,891
    ConAgra Foods, Inc.                                                       1,097         27,326
    Dean Foods Co.                                            (a)               301         14,069
    Energizer Holdings, Inc.                                  (a)               484         41,300
    Estee Lauder Cos., Inc. (The) Class A                                       765         37,370
    General Mills, Inc.                                                       2,855        166,218

    H.J. Heinz Co.                                                              688         32,419
    J.M. Smucker Co. (The)                                                      480         25,594
    Kimberly-Clark Corp.                                                      2,602        178,211
    Molson Coors Brewing Co. Class B                                            385         36,429
    Pepsi Bottling Group, Inc. (The)                                          1,078         34,377
    PepsiAmericas, Inc.                                                         311          6,942
    PepsiCo, Inc.                                                               911         57,903
    Procter & Gamble Co. (The)                                                6,574        415,214
    Reynolds American, Inc.                                                     376         23,466
    Safeway, Inc.                                                             3,697        135,458
    Universal Corp.                                                             242         14,847
    UST, Inc.                                                                   973         56,415
    Wal-Mart Stores, Inc.                                                     1,896         89,017
                                                                                       -----------
                                                                                         2,299,894
                                                                                       -----------

    Energy - 7.0%
    Cameron International Corp.                               (a)               340         21,349
    Chevron Corp.                                                             8,673        641,455
    ConocoPhillips                                                            4,507        308,053
    ENSCO International, Inc.                                                   654         35,578
    ExxonMobil Corp.                                                         18,290      1,379,980
    Halliburton Co.                                                           8,296        263,315
    Kinder Morgan, Inc.                                                         220         23,419
    Marathon Oil Corp.                                                        2,930        289,572
    National-Oilwell Varco, Inc.                              (a)               388         30,183
    Noble Energy, Inc.                                        (b)             1,467         87,507
    Occidental Petroleum Corp.                                                5,242        258,483
    Overseas Shipholding Group, Inc.                                            263         16,464
    Patterson-UTI Energy, Inc.                                                1,318         29,576
    Plains Exploration & Production Co.                       (a)               479         21,622
    Sunoco, Inc.                                                                505         35,572
    Tidewater, Inc.                                                             487         28,528
    Valero Energy Corp.                                                       5,022        323,869
                                                                                       -----------
                                                                                         3,794,525
                                                                                       -----------

    Financials - 15.0%
    A.G. Edwards, Inc.                                                          180         12,452
    ACE, Ltd.                                                                 2,758        157,371
    AFLAC, Inc.                                                               3,006        141,462
    Allstate Corp. (The)                                                      5,170        310,510
    Ambac Financial Group, Inc.                                                  83          7,170
    American Express Co.                                                      1,886        106,370
    American Financial Group, Inc.                                              597         20,322
    American International Group, Inc.                                        3,753        252,277
    AmeriCredit Corp.                                         (a)(b)            970         22,174
    Ameriprise Financial, Inc.                                                2,033        116,166
    AON Corp.                                                                 2,571         97,595
    Apartment Investment & Management Co. Class A (REIT)      (c)               850         49,036
    Associated Banc-Corp.                                                       530         17,808
    Bank of America Corp.                                                     7,797        397,803
    Bank of New York Co., Inc. (The)                                          9,459        383,562
    Boston Properties, Inc. (REIT)                            (c)               236         27,706
    Brown & Brown, Inc.                                                         506         13,672
    Capital One Financial Corp.                                               2,495        188,273
    Charles Schwab Corp. (The)                                                8,530        156,014
    Chubb Corp. (The)                                                         3,467        179,140
    Citigroup, Inc.                                                          13,328        684,260
    City National Corp.                                                         253         18,621

    Comerica, Inc.                                                            1,332         78,748
    Cullen/Frost Bankers, Inc.                                                  257         13,449
    Everest Re Group, Ltd.                                                      160         15,387
    Fannie Mae                                                                2,096        114,400
    Fidelity National Financial, Inc. Class A                                   285          6,843
    First American Corp.                                                        596         30,229
    First Niagara Financial Group, Inc.                                         512          7,122
    Franklin Resources, Inc.                                                    344         41,566
    Genworth Financial, Inc. Class A                                          3,662        127,950
    Goldman Sachs Group, Inc. (The)                                           2,192        452,933
    Hartford Financial Services Group, Inc. (The)                             2,560        244,685
    HCC Insurance Holdings, Inc.                                                900         27,720
    Highwood Properties, Inc. (REIT)                          (b)(c)            137          5,410
    Horace Mann Educators Corp.                                                 389          7,994
    Huntington Bancshares, Inc.                                               1,440         31,464
    JPMorgan Chase & Co.                                                     13,850        670,063
    Lehman Brothers Holdings, Inc.                                            1,769        123,954
    Lincoln National Corp.                                                      931         63,112
    Loews Corp.                                                               2,779        126,250
    Mercury General Corp.                                                       233         12,358
    Merrill Lynch & Co., Inc.                                                 4,845        395,691
    MetLife, Inc.                                                             5,307        335,137
    MGIC Investment Corp.                                     (b)               184         10,841
    Morgan Stanley                                                            5,541        436,409
    National City Corp.                                                       3,818        142,220
    Northern Trust Corp.                                                      1,559         93,758
    Old Republic International Corp.                                          1,913         42,316
    Plum Creek Timber Co., Inc. (REIT)                        (c)               311         12,260
    PNC Financial Services Group, Inc. (The)                                  2,571        185,035
    Potlatch Corp. (REIT)                                     (c)               343         15,703
    Principal Financial Group, Inc.                                           2,249        134,648
    Protective Life Corp.                                                       442         19,466
    Prudential Financial, Inc.                                                  817         73,742
    Radian Group, Inc.                                                        1,039         57,020
    Realogy Corp.                                             (a)               319          9,446
    SAFECO Corp.                                                                664         44,110
    Simon Property Group, Inc. (REIT)                         (c)               452         50,285
    StanCorp Financial Group, Inc.                                              237         11,653
    TCF Financial Corp.                                                         686         18,083
    Torchmark Corp.                                                             832         54,571
    Travelers Cos., Inc. (The)                                                1,053         54,514
    Unitrin, Inc.                                                                94          4,425
    Unum Group                                                (b)             2,051         47,235
    W.R. Berkley Corp.                                                        1,405         46,534
    Wachovia Corp.                                                            1,197         65,895
    Washington Mutual, Inc.                                                   1,966         79,387
    Wells Fargo & Co.                                                         2,921        100,570
    XL Capital, Ltd. Class A                                                  1,518        106,199
                                                                                      ------------
                                                                                         8,208,554
                                                                                      ------------

    Health Care - 6.5%
    Advanced Medical Optics, Inc.                             (a)(b)            497         18,488
    Aetna, Inc.                                                               4,318        189,085
    AmerisourceBergen Corp.                                                   1,606         84,716
    Amgen, Inc.                                               (a)                66          3,688
    Apria Healthcare Group, Inc.                              (a)               398         12,835
    Barr Pharmaceuticals, Inc.                                (a)               695         32,213
    Baxter International, Inc.                                                  638         33,603
    Biomet, Inc.                                                                660         28,043

    Cardinal Health, Inc.                                                     1,645        120,003
    Cigna Corp.                                                                 832        118,693
    Coventry Health Care, Inc.                                (a)             1,352         75,780
    Edwards Lifesciences Corp.                                (a)               484         24,539
    Forest Laboratories, Inc.                                 (a)             2,650        136,316
    Humana, Inc.                                              (a)             1,389         80,590
    Invitrogen Corp.                                          (a)               109          6,938
    Johnson & Johnson                                                         4,424        266,590
    King Pharmaceuticals, Inc.                                (a)             1,869         36,763
    Laboratory Corp. of America Holdings                      (a)               776         56,361
    Lincare Holdings, Inc.                                    (a)               159          5,827
    McKesson Corp.                                                            2,492        145,882
    Merck & Co., Inc.                                                         9,949        439,447
    Mylan Laboratories, Inc.                                                  1,325         28,010
    Pfizer, Inc.                                                             27,886        704,400
    Quest Diagnostics, Inc.                                   (b)               426         21,245
    Thermo Fisher Scientific, Inc.                            (a)               359         16,783
    UnitedHealth Group, Inc.                                                  7,582        401,619
    Watson Pharmaceuticals, Inc.                              (a)               809         21,382
    WellCare Health Plans, Inc.                               (a)                77          6,564
    Wellpoint, Inc.                                           (a)             4,242        344,026
    Zimmer Holdings, Inc.                                     (a)               980         83,702
                                                                                      ------------
                                                                                         3,544,131
                                                                                      ------------

    Industrials - 6.1%
    AGCO Corp.                                                (a)               765         28,282
    Avis Budget Group, Inc.                                   (a)               841         22,976
    Boeing Co. (The)                                                          4,637        412,276
    Caterpillar, Inc.                                                         1,350         90,490
    ChoicePoint, Inc.                                         (a)               523         19,576
    Con-way, Inc.                                                               108          5,383
    Cooper Industries, Ltd. Class A                                             235         10,573
    Cummins, Inc.                                                               448         64,835
    Deluxe Corp.                                                                457         15,323
    Dun & Bradstreet Corp.                                                      520         47,424
    Eaton Corp.                                                               1,257        105,035
    Equifax, Inc.                                                               292         10,643
    General Electric Co.                                                     21,464        758,967
    Granite Construction, Inc.                                                  292         16,136
    Honeywell International, Inc.                                             3,444        158,631
    ITT Corp.                                                                   412         24,852
    Kelly Services, Inc. Class A                                                 50          1,610
    Korn/Ferry International                                  (a)               396          9,084
    L-3 Communications Holdings, Inc.                                           274         23,967
    Lockheed Martin Corp.                                                     2,979        289,023
    Masco Corp.                                                               3,315         90,831
    Paccar, Inc.                                                              1,583        116,192
    Quanta Services, Inc.                                     (a)               933         23,530
    R.R. Donnelley & Sons Co.                                                 1,767         64,655
    Raytheon Co.                                                              3,732        195,781
    Rockwell Automation, Inc.                                                   700         41,909
    SPX Corp.                                                                   232         16,286
    Teleflex, Inc.                                                              333         22,667
    Terex Corp.                                               (a)               847         60,781
    Thomas & Betts Corp.                                      (a)               335         16,355
    Tyco International, Ltd.                                                 12,496        394,249
    United Rentals, Inc.                                      (a)               155          4,262
    Waste Management, Inc.                                                    3,749        129,003
    YRC Worldwide, Inc.                                       (a)               484         19,466
                                                                                      ------------
                                                                                         3,311,053
                                                                                      ------------

    Information Technology - 9.6%
    Acxiom Corp.                                                                637         13,625
    Adobe Systems, Inc.                                       (a)             1,188         49,540
    Agere Systems, Inc.                                       (a)               437          9,885
    Alliance Data Systems Corp.                               (a)               154          9,489
    Altera Corp.                                              (a)             1,512         30,225
    Apple, Inc.                                               (a)               524         48,685
    Applied Materials, Inc.                                                  11,550        211,596
    Atmel Corp.                                               (a)             3,588         18,048
    Automatic Data Processing, Inc.                                           1,618         78,311
    Avaya, Inc.                                               (a)             3,709         43,803
    Avnet, Inc.                                               (a)(b)            562         20,311
    BISYS Group, Inc.                                         (a)               299          3,427
    BMC Software, Inc.                                        (a)             1,726         53,144
    CA, Inc.                                                                  2,526         65,449
    Cadence Design Systems, Inc.                              (a)             2,327         49,007
    CheckFree Corp.                                           (a)               204          7,566
    Cisco Systems, Inc.                                       (a)            20,089        512,872
    Computer Sciences Corp.                                   (a)             1,430         74,546
    Compuware Corp.                                           (a)             2,689         25,519
    Convergys Corp.                                           (a)             1,186         30,136
    CSG Systems International, Inc.                           (a)               499         12,485
    Dell, Inc.                                                (a)            15,371        356,761
    Diebold, Inc.                                             (b)               151          7,204
    Dycom Industries, Inc.                                    (a)               398         10,372
    eBay, Inc.                                                (a)               534         17,702
    Electronic Data Systems Corp.                                             4,245        117,502
    Fair Isaac Corp.                                                            491         18,992
    Fidelity National Information Services, Inc.                                983         44,687
    First Data Corp.                                                          6,315        169,873
    Fiserv, Inc.                                              (a)               403         21,383
    Gartner, Inc. Class A                                     (a)               123          2,946
    Global Payments, Inc.                                                       158          5,381
    Google, Inc. Class A                                      (a)               103         47,190
    Hewlett-Packard Co.                                                      12,780        512,989
    Imation Corp.                                                               162          6,542
    Intel Corp.                                                               4,379         83,770
    International Business Machines Corp. (IBM)                               6,374        600,813
    Intersil Corp. Class A                                                      587         15,550
    Intuit, Inc.                                              (a)             1,458         39,891
    Juniper Networks, Inc.                                    (a)             1,256         24,718
    Lam Research Corp.                                        (a)               589         27,883
    Lexmark International, Inc.                               (a)               823         48,113
    McAfee, Inc.                                              (a)             1,334         38,793
    Mentor Graphics Corp.                                     (a)               564          9,216
    Microsoft Corp.                                                          22,500        627,075
    Motorola, Inc.                                                           18,414        325,375
    MPS Group, Inc.                                           (a)               237          3,354
    National Semiconductor Corp.                                              2,499         60,326
    Novell, Inc.                                              (a)               798          5,762
    Novellus Systems, Inc.                                    (a)             1,049         33,589
    NVIDIA Corp.                                              (a)               741         21,326
    Oracle Corp.                                              (a)             5,852        106,097
    Palm, Inc.                                                (a)(b)            216          3,916
    Polycom, Inc.                                             (a)               551         18,365
    Sabre Holdings Corp. Class A                                                449         14,705
    SRA International, Inc. Class A                           (a)(b)            384          9,354

    Sybase, Inc.                                              (a)               782         19,769
    Symantec Corp.                                            (a)             7,884        136,393
    Synopsys, Inc.                                            (a)               885         23,214
    Tech Data Corp.                                           (a)               480         17,189
    Teradyne, Inc.                                            (a)             1,491         24,661
    UTStarcom, Inc.                                           (a)(b)          1,002          8,307
    ValueClick, Inc.                                          (a)               234          6,114
    VeriSign, Inc.                                            (a)               548         13,766
    Vishay Intertechnology, Inc.                              (a)               885         12,372
    Western Digital Corp.                                     (a)               971         16,323
    Xerox Corp.                                               (a)             5,975        100,918
    Xilinx, Inc.                                                              2,325         59,822
                                                                                      ------------
                                                                                         5,264,032
                                                                                      ------------

    Materials - 1.8%
    Abitibi-Consolidated, Inc.                                (b)             4,200         11,844
    Albemarle Corp.                                                             656         27,119
    Allegheny Technologies, Inc.                                                 58          6,188
    Ashland, Inc.                                                               472         30,963
    Cabot Corp.                                                                 297         14,176
    Chemtura Corp.                                                              561          6,132
    Dow Chemical Co. (The)                                                    1,939         88,923
    Eastman Chemical Co.                                      (b)               205         12,983
    FMC Corp.                                                                   164         12,371
    Freeport-McMoran Copper & Gold, Inc. Class B              (b)             2,299        152,171
    Hercules, Inc.                                            (a)               268          5,237
    International Flavors & Fragrances, Inc.                  (b)               481         22,713
    Louisiana-Pacific Corp.                                                     471          9,448
    Lubrizol Corp. (The)                                                        431         22,209
    Lyondell Chemical Co.                                                     1,737         52,058
    Monsanto Co.                                                              1,082         59,467
    Nucor Corp.                                                               2,524        164,388
    Pactiv Corp.                                              (a)             1,064         35,899
    Sensient Technologies Corp.                                                 487         12,555
    Sonoco Products Co.                                                         832         31,267
    Steel Dynamics, Inc.                                                        203          8,770
    Temple-Inland, Inc.                                                         441         26,345
    United States Steel Corp.                                                   979         97,087
    Vulcan Materials Co.                                                        203         23,645
    Weyerhaeuser Co.                                                            467         34,904
                                                                                      ------------
                                                                                           968,862
                                                                                      ------------

    Telecommunication Services - 3.2%
    Alltel Corp.                                                              1,522         94,364
    AT&T, Inc.                                                               16,771        661,281
    CenturyTel, Inc.                                                            959         43,337
    Cincinnati Bell, Inc.                                     (a)               583          2,740
    Citizens Communications Co.                                               2,813         42,054
    Embarq Corp.                                                              1,207         68,014
    Qwest Communications International, Inc.                  (a)             6,674         59,999
    Sprint Nextel Corp.                                                      10,041        190,377
    Telephone & Data Systems, Inc.                                              107          6,379
    Verizon Communications, Inc.                                             13,783        522,651
    Windstream Corp.                                                          2,038         29,938
                                                                                      ------------
                                                                                         1,721,134
                                                                                      ------------

    Utilities - 1.8%
    AES Corp. (The)                                           (a)             5,494        118,231
    Allegheny Energy, Inc.                                    (a)               656         32,236

    Duke Energy Corp.                                         (b)             3,199         64,908
    Edison International                                                      2,740        134,616
    Entergy Corp.                                                             1,722        180,672
    Equitable Resources, Inc.                                                   905         43,730
    Great Plains Energy, Inc.                                                   191          6,198
    KeySpan Corp.                                                               514         21,151
    National Fuel Gas Co.                                                       507         21,933
    Nicor, Inc.                                                                 422         20,433
    NiSource, Inc.                                                              605         14,786
    OGE Energy Corp.                                                            373         14,472
    ONEOK, Inc.                                                                 476         21,420
    Progress Energy, Inc.                                                     2,112        106,529
    TXU Corp.                                                                 3,156        202,300
    WGL Holdings, Inc.                                                          227          7,259
                                                                                      ------------
                                                                                         1,010,874
                                                                                      ------------

    Total Common Stocks
       (Cost $30,925,121)                                                               34,333,819
                                                                                      ------------

                                                                           PRINCIPAL
                                                                             AMOUNT
                                                                          -----------
    Fixed Income Securities 36.7%
    Corporate Bonds 13.6%
    Consumer Discretionary - 1.4%
    AT&T Broadband Corp.
       9.455%, due 11/15/22                                               $    45,000         58,437
    Cox Communications, Inc.
       7.125%, due 10/1/12                                                     90,000         97,027
    DaimlerChrysler North American Holdings Corp.
       6.50%, due 11/15/13                                                    185,000        194,836
       7.30%, due 1/15/12                                                      45,000         48,575
    Johnson Controls, Inc.
       5.25%, due 1/15/11                                                     115,000        115,162
    News America, Inc.
       5.30%, due 12/15/14                                                     60,000         59,510
    Target Corp.
       5.875%, due 3/1/12                                                      60,000         62,010
    Tele-Communications, Inc.
       9.80%, due 2/1/12                                                       90,000        106,552
                                                                                        ------------
                                                                                             742,109
                                                                                        ------------
    Consumer Staples - 0.7%
    Diageo Finance B.V.
       5.30%, due 10/28/15                                                    110,000        108,190
    Kraft Foods, Inc.
       4.00%, due 10/1/08                                                     195,000        191,389
    Safeway, Inc.
       6.50%, due 3/1/11                                                       95,000         98,702
                                                                                        ------------
                                                                                             398,281
                                                                                        ------------
    Energy - 1.6%
    Anadarko Petroleum Corp.
       5.95%, due 9/15/16                                                      95,000         95,200
    ConocoPhillips
       8.75%, due 5/25/10                                                     130,000        144,295
    Devon Financing Corp.
       6.875%, due 9/30/11                                                     65,000         69,148
    Devon OEI Operating, Inc.

       7.25%, due 10/1/11                                                      65,000         69,739
    Dominion Resources, Inc.
       5.15%, due 7/15/15                                                      90,000         87,628
    EnCana Holdings Finance Corp.
       5.80%, due 5/1/14                                                       90,000         91,772
    Halliburton Co.
       5.50%, due 10/15/10                                                    115,000        116,242
    Valero Energy Corp.
       6.875%, due 4/15/12                                                     80,000         85,192
    XTO Energy, Inc.
       4.90%, due 2/1/14                                                       90,000         86,852
                                                                                        ------------
                                                                                             846,068
                                                                                        ------------

    Financials - 6.9%
    Archstone-Smith Trust
       5.75%, due 3/15/16                                                      55,000         55,755
    Assurant, Inc.
       5.625%, due 2/15/14                                                     75,000         74,943
    Bank of America Corp.
       4.875%, due 9/15/12                                                     55,000         54,362
    Capital One Financial Corp.
       6.15%, due 9/1/16                                                       85,000         86,215
    Citigroup, Inc.
       5.625%, due 8/27/12                                                    265,000        269,800
    ERP Operating L.P.
       6.625%, due 3/15/12                                                    105,000        111,752
    Goldman Sachs Group, Inc. (The)
       4.50%, due 6/15/10                                                      55,000         54,069
       5.25%, due 4/1/13                                                      150,000        149,007
    HSBC Finance Corp.
       6.75%, due 5/15/11                                                     325,000        342,372
    International Lease Finance Corp.
       5.625%, due 9/20/13                                                     80,000         81,542
    iStar Financial, Inc. (REIT)
       5.50%, due 6/15/12                                     (c)             115,000        114,475
       5.95%, due 10/15/13                                    (c)              90,000         91,099
    Jefferies Group, Inc.
       7.75%, due 3/15/12                                                      65,000         70,994
    John Deere Capital Corp.
       5.65%, due 7/25/11                                                     140,000        142,720
    JPMorgan Chase & Co.
       5.125%, due 9/15/14                                                    185,000        182,103
       7.125%, due 6/15/09                                                     60,000         62,418
    MBNA America Bank N.A.
       7.125%, due 11/15/12                                                   130,000        141,765
    MetLife, Inc.
       5.50%, due 6/15/14                                                     125,000        125,890
    Morgan Stanley
       4.75%, due 4/1/14                                                      105,000         99,728
    National Rural Utilities Cooperative Finance Corp.
       7.25%, due 3/1/12                                                      120,000        130,751
    ProLogis
       5.50%, due 4/1/12                                                      110,000        111,091
    Prudential Financial, Inc.
       4.50%, due 7/15/13                                                     125,000        120,330
    Realty Income Corp. (REIT)
       5.95%, due 9/15/16                                     (c)              90,000         92,350

    Residential Capital LLC
       6.375%, due 6/30/10                                                    145,000        144,961
       6.50%, due 4/17/13                                                     180,000        178,291
    SLM Corp.
       5.375%, due 5/15/14                                                     40,000         40,000
       5.45%, due 4/25/11                                                      60,000         60,725
    St. Paul Travelers Cos., Inc. (The)
       6.25%, due 6/20/16                                                      85,000         89,263
    US Bank N.A.
       6.375%, due 8/1/11                                                      45,000         47,120
    Wachovia Bank N.A.
       4.80%, due 11/1/14                                                     150,000        144,355
    Wells Fargo & Co.
       4.75%, due 2/9/15                                                      155,000        148,709
    Western Union Co. (The)
       5.93%, due 10/1/16                                                     145,000        145,312
                                                                                        ------------
                                                                                           3,764,267
                                                                                        ------------
    Health Care - 0.4%
    Abbott Laboratories
       5.875%, due 5/15/16                                                     55,000         56,897
    Wyeth
       5.95%, due 4/1/37                                                       40,000         39,394
       6.95%, due 3/15/11                                                      90,000         95,686
                                                                                        ------------
                                                                                             191,977
                                                                                        ------------
    Industrials - 0.3%
    International Lease Finance Corp.
       5.75%, due 6/15/11                                                     110,000        112,709
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                                     50,000         53,471
                                                                                        ------------
                                                                                             166,180
                                                                                        ------------
    Information Technology - 0.2%
    Cisco Systems, Inc.
       5.25%, due 2/22/11                                                      90,000         90,440
                                                                                        ------------
    Materials - 0.1%
    BHP Billiton Finance USA, Ltd.
       5.25%, due 12/15/15                                                     60,000         59,348
                                                                                        ------------
    Telecommunication Services - 1.2%
    Deutsche Telekom International Finance B.V.
       5.75%, due 3/23/16                                                     115,000        114,997
    Sprint Capital Corp.
       8.75%, due 3/15/32                                                      90,000        106,157
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                                      40,000         39,364
    Telefonica Europe B.V.
       7.75%, due 9/15/10                                                     185,000        199,349
    Vodafone Group PLC
       5.50%, due 6/15/11                                                     215,000        217,314
                                                                                        ------------
                                                                                             677,181
                                                                                        ------------
    Utilities - 0.8%
    Duke Energy Corp.
       6.25%, due 1/15/12                                                     105,000        109,879
    Exelon Corp.

       4.90%, due 6/15/15                                                      85,000         79,426
    FirstEnergy Corp.
       Series C
       7.375%, due 11/15/31                                                    40,000         45,443
    MidAmerican Energy Holdings Co.
       6.125%, due 4/1/36                                                      55,000         54,881
    Pacific Gas & Electric Co.
       6.05%, due 3/1/34                                                       40,000         40,098
    Progress Energy, Inc.
       7.75%, due 3/1/31                                                       35,000         41,858
    Southern California Edison Co.
       5.00%, due 1/15/14                                                      85,000         83,462
                                                                                        ------------
                                                                                             455,047
                                                                                        ------------
    Total Corporate Bonds
       (Cost $7,372,864)                                                                   7,390,898
                                                                                        ------------

    U.S. Government Securities 19.0%
    U.S. Government Agency Obligations 14.5%
&   Federal Home Loan Mortgage Corporation - 1.5%
       5.125%, due 8/14/08                                                    830,000        831,907
                                                                                        ------------
    Federal National Mortgage Association - 5.1%
       3.25%, due 2/15/09                                                     400,000        388,368
&      4.375%, due 3/15/13                                                    785,000        764,367
       4.875%, due 12/15/16                                                   635,000        628,019
       5.125%, due 4/15/11                                                    375,000        378,857
       7.125%, due 1/15/30                                                    495,000        614,552
                                                                                        ------------
                                                                                           2,774,163
                                                                                        ------------
    Federal National Mortgage Association (Mortgage Pass-
       Through Securities) - 7.9%
       6.094%, due 10/1/36                                    (d)             281,756        285,784
       6.124%, due 10/1/36                                    (d)             148,885        151,152
       6.194%, due 9/1/36                                     (d)             345,133        350,908
       6.50%, due 9/1/33                                                      457,826        471,574
&      6.50%, due 4/1/37                                   TBA(e)           3,000,000      3,060,000
                                                                                        ------------
                                                                                           4,319,418
                                                                                        ------------
    Total U.S. Government Agency Obligations
       (Cost $7,908,197)                                                                   7,925,488
                                                                                        ------------
    U.S. Treasury Obligations 4.5%
    United States Treasury Bonds - 2.7%
&      4.50%, due 2/15/36                                     (b)             845,000        796,676
&      8.125%, due 12/1/05                                                    515,000        672,558
                                                                                        ------------
                                                                                           1,469,234
                                                                                        ------------
    United States Treasury Inflation Indexed Bond - 0.9%
       2.375%, due 1/15/27                                                    456,606        460,370
                                                                                        ------------
    United States Treasury Strips - 0.9%
       (zero coupon), due 8/15/19                                             560,000        307,704
       (zero coupon), due 11/15/21                                            400,000        193,762
                                                                                        ------------
                                                                                             501,466
                                                                                        ------------

    Total U.S. Treasury Obligations
       (Cost $2,411,430)                                                                   2,431,070
                                                                                        ------------
    Total U.S. Government Securities
       (Cost $10,319,627)                                                                 10,356,558
                                                                                        ------------

    Collateralized Mortgage Obligations 4.1%
    Federal Home Loan Mortgage Corporation - 0.0%             #
       Series 2113 Class QE
       6.00%, due 11/15/27                                                     21,525         21,537
                                                                                        ------------
    Financials - 4.1%
    Bear Stearns Commercial Mortgage Securities
       Series 2006-T22 Class A4
       5.633%, due 4/12/38                                    (d)             175,000        178,066
    Commercial Mortgage Pass Through Certificates
       Series 2006-C8 Class A2B
       5.248%, due 12/10/46                                                   275,000        275,747
    Greenwich Capital Commercial Funding Corp.
       Series 2005-GG5 Class A5
       5.224%, due 4/10/37                                    (d)             420,000        417,284
       Series 2004-GG1 Class A7
       5.317%, due 6/10/36                                    (d)             350,000        351,139
    GS Mortgage Securities Corp.
       Series 2004-GG2 Class A6
       5.396%, due 8/10/38                                    (d)             250,000        251,265
    Merrill Lynch Mortgage Investors, Inc.
       Series 2006-A3 Class 3A1
       5.838%, due 5/25/36                                    (d)             398,896        403,468
    Residential Accredit Loans, Inc.
       Series 2006-QA1 Class A21
       5.986%, due 1/25/36                                    (d)             337,880        341,697
                                                                                        ------------
                                                                                           2,218,666
                                                                                        ------------
    Total Collateralized Mortgage Obligations
       (Cost $2,251,279)                                                                   2,240,203
                                                                                        ------------
    Total Fixed Income Securities
       (Cost $19,943,770)                                                                 19,987,659
                                                                                        ------------

                                                                             SHARES
                                                                          -----------
    Short-Term Investments 8.3%
    Investment Company - 0.7%
    BGI Institutional Money Market Fund                       (f)             400,930        400,930
                                                                                        ------------
    Total Investment Company
       (Cost $400,930)                                                                       400,930
                                                                                        ------------

                                                                             PRINCIPAL
                                                                               AMOUNT
                                                                            -----------
Repurchase Agreement - 1.4%

    Morgan Stanley & Co. 5.54%, dated
       3/30/07 due 4/2/07 Proceeds at
       Maturity $775,590 (Collateralized by
       various Corporate Bonds, with rates between 0.00%-8.38%
       and maturity dates between 8/1/07-9/15/99,
       with a Principal Amount of $788,533 and a
       Market Value of $801,599)                                 (f)        $  775,232        775,232
                                                                                         ------------

   Total Repurchase Agreement
      (Cost $775,232)                                                                         775,232
                                                                                         ------------

   Time Deposit - 0.6%
   Citigroup, Inc.
      5.38%, due 4/2/07                                          (f)           323,014        323,014
                                                                                         ------------

   Total Time Deposit
      (Cost $323,014)                                                                         323,014
                                                                                         ------------

   U.S. Government Agency - 5.6%
   Federal National Mortgage Association (Discount Notes)
      5.12%, due 5/9/07                                                        380,000        377,946
      5.13%, due 4/11/07                                                       885,000        883,739
      5.14%, due 6/6/07                                                      1,790,000      1,773,147
                                                                                         ------------
   Total U.S. Government Agency
      (Cost $3,034,832)                                                                     3,034,832
                                                                                         ------------

   Total Short-Term Investments
      (Cost $4,534,008)                                                                     4,534,008
                                                                                         ------------

   Total Investments
      (Cost $55,402,899)                                         (g)             107.9%    58,855,486
   Liabilities in Excess of
      Cash and Other Assets                                                       (7.9)    (4,296,079)
                                                                           -----------   ------------

   Net Assets                                                                    100.0%   $54,559,407
                                                                           ===========   ============

----------
& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

#    Less than one tenth of a percent.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  REIT -- Real Estate Investment Trust.

(d)  Floating/variable rate. Rate shown is the rate in effect at March 31, 2007.

(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2007 is $3,060,000.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g) Aggregate cost for federal income tax purposes is $55,588,244 and net unrealized appreciation is as follows:

          Gross unrealized appreciation                               $3,999,363
          Gross unrealized depreciation                                 (732,121)
                                                                      ----------
          Net unrealized appreciation                                 $3,267,242
                                                                      ==========

EQUITY INVESTMENT FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

                                                                           SHARES         VALUE
                                                                        -----------   ------------
    Common Stocks 97.7%
    Consumer Discretionary - 11.8%
    Abercrombie & Fitch Co. Class A                                             439   $     33,224
    Aeropostale, Inc.                                         (a)             2,645        106,408
    American Eagle Outfitters, Inc.                                           9,789        293,572
    American Greetings Corp. Class A                                          2,785         64,640
    AnnTaylor Stores Corp.                                    (a)             3,018        117,038
    Apollo Group, Inc. Class A                                (a)             1,321         57,992
    ArvinMeritor, Inc.                                                        3,392         61,904
    AutoNation, Inc.                                          (a)             5,541        117,691
    AutoZone, Inc.                                            (a)             2,478        317,531
    Barnes & Noble, Inc.                                      (b)             2,493         98,349
    Belo Corp. Class A                                                        4,229         78,955
    Best Buy Co., Inc.                                                        1,926         93,835
    Big Lots, Inc.                                            (a)(b)          5,233        163,688
    Black & Decker Corp. (The)                                                3,314        270,489
    Blyth, Inc.                                                               1,234         26,050
    Bob Evans Farms, Inc.                                     (b)             1,748         64,589
    Brinker International, Inc.                                               6,011        196,560
    Brunswick Corp.                                                           3,620        115,297
    Career Education Corp.                                    (a)             4,649        141,794
    CBRL Group, Inc.                                                          1,003         46,439
    CBS Corp. Class B                                                        37,984      1,161,931
    Charming Shoppes, Inc.                                    (a)             5,963         77,221
    Circuit City Stores, Inc.                                                 5,369         99,488
    Claire's Stores, Inc.                                                     1,261         40,503
    Clear Channel Communications, Inc.                                        8,056        282,282
    Comcast Corp. Class A                                     (a)            20,100        521,595
    Corinthian Colleges, Inc.                                 (a)             1,863         25,616
    Darden Restaurants, Inc.                                                  6,596        271,689
    DeVry, Inc.                                                               2,860         83,941
    Dillards, Inc. Class A                                                      371         12,143
    DIRECTV Group, Inc. (The)                                 (a)            38,049        877,790
    Dollar General Corp.                                      (b)             1,418         29,991
    Dollar Tree Stores, Inc.                                  (a)             4,980        190,435
    Eastman Kodak Co.                                         (b)            13,726        309,659
    Entercom Communications Corp.                                               962         27,109
    Family Dollar Stores, Inc.                                                4,229        125,263
    Federated Department Stores, Inc.                                        25,943      1,168,732
    Ford Motor Co.                                            (b)            92,037        726,172
    Gannett Co., Inc.                                         (b)            10,306        580,125
    Gap, Inc. (The)                                                          25,852        444,913
    Goodyear Tire & Rubber Co. (The)                          (a)(b)          2,512         78,349
    Harley-Davidson, Inc.                                     (b)             5,788        340,045
    Harrah's Entertainment, Inc.                                              1,985        167,633
    Harte-Hanks, Inc.                                                         1,476         40,723
    Hasbro, Inc.                                                              8,052        230,448
    IAC/InterActiveCorp.                                      (a)            10,953        413,038

    ITT Educational Services, Inc.                            (a)               730         59,488
    J.C. Penney Co., Inc.                                                     3,517        288,957
    John Wiley & Sons, Inc. Class A                                           2,161         81,599
    Jones Apparel Group, Inc.                                                 5,449        167,448
    KB Home                                                   (b)             1,573         67,120
    Kohl's Corp.                                              (a)            16,031      1,228,135
    Lear Corp.                                                (a)             3,351        122,345
    Lee Enterprises, Inc.                                                     2,220         66,711
    Leggett & Platt, Inc.                                     (b)             3,193         72,385
    Lennar Corp. Class A                                                      5,824        245,831
    Liz Claiborne, Inc.                                                         628         26,910
    M.D.C. Holdings, Inc.                                     (b)               938         45,090
    Mattel, Inc.                                                             18,726        516,276
    McDonald's Corp.                                                         42,522      1,915,616
    McGraw-Hill Cos., Inc. (The)                                             15,024        944,709
    Meredith Corp.                                                              994         57,046
    Modine Manufacturing Co.                                                    520         11,908
    Mohawk Industries, Inc.                                   (a)(b)          2,615        214,561
    Netflix, Inc.                                             (a)(b)            498         11,549
    Newell Rubbermaid, Inc.                                                   3,899        121,220
    NIKE, Inc. Class B                                                        2,458        261,187
    Nordstrom, Inc.                                                          11,178        591,763
    Office Depot, Inc.                                        (a)             9,791        344,056
    OfficeMax, Inc.                                                           3,617        190,761
    Omnicom Group, Inc.                                                       8,374        857,330
    Pacific Sunwear of California, Inc.                       (a)             1,368         28,495
    Payless ShoeSource, Inc.                                  (a)             3,208        106,506
    Polo Ralph Lauren Corp.                                                   2,987        263,304
    RadioShack Corp.                                          (b)             6,369        172,154
    Regis Corp.                                               (b)             2,186         88,249
    Ross Stores, Inc.                                         (b)             5,946        204,542
    Saks, Inc.                                                                6,786        141,420
    Scholastic Corp.                                          (a)               440         13,684
    Sears Holdings Corp.                                      (a)               413         74,406
    Sherwin-Williams Co. (The)                                                4,804        317,256
    Snap-On, Inc.                                                             1,235         59,403
    Sotheby's Holdings, Inc. Class A                                            794         35,317
    Stanley Works (The)                                       (b)             2,531        140,116
    Thor Industries, Inc.                                     (b)             1,711         67,396
    Time Warner, Inc.                                                        18,489        364,603
    TJX Cos., Inc. (The)                                                     22,313        601,558
    Tribune Co.                                                               2,591         83,197
    Tupperware Corp.                                                          2,886         71,948
    Valassis Communications, Inc.                             (a)             1,037         17,826
    VF Corp.                                                                    867         71,632
    Viacom, Inc. Class B                                      (a)             9,774        401,809
    Walt Disney Co. (The)                                                    40,541      1,395,827
    Wendy's International, Inc.                                               3,948        123,572
    Westwood One, Inc.                                                          468          3,215
    Whirlpool Corp.                                           (b)               564         47,889
    Yum! Brands, Inc.                                                         1,667         96,286
                                                                                       -----------
                                                                                        24,294,490
                                                                                       -----------

    Consumer Staples - 6.6%
    Alberto-Culver Co.                                                        3,923         89,758
&   Altria Group, Inc.                                                       48,287      4,240,081
    Avon Products, Inc.                                                       9,786        364,626
    Campbell Soup Co.                                                         4,842        188,596
    Coca-Cola Co. (The)                                                       4,769        228,912

    Coca-Cola Enterprises, Inc.                                               8,254        167,143
    ConAgra Foods, Inc.                                                       4,994        124,401
    CVS/Caremark Corp.                                        (b)             4,614        157,522
    Dean Foods Co.                                            (a)             1,265         59,126
    Energizer Holdings, Inc.                                  (a)             2,779        237,132
    Estee Lauder Cos., Inc. (The) Class A                                     3,604        176,055
    General Mills, Inc.                                                      16,833        980,017
    H.J. Heinz Co.                                                            5,153        242,809
    J.M. Smucker Co. (The)                                                    2,780        148,230
    Kimberly-Clark Corp.                                                     14,402        986,393
    Molson Coors Brewing Co. Class B                                          2,253        213,179
    Pepsi Bottling Group, Inc. (The)                                          6,397        204,000
    PepsiAmericas, Inc.                                                       1,712         38,212
    PepsiCo, Inc.                                                             5,365        340,999
    Procter & Gamble Co. (The)                                               41,436      2,617,098
    Reynolds American, Inc.                                   (b)             2,397        149,597
    Safeway, Inc.                                                            21,690        794,722
    Universal Corp.                                                           1,255         76,994
    UST, Inc.                                                                 6,684        387,538
    Wal-Mart Stores, Inc.                                                    11,145        523,258
                                                                                      ------------
                                                                                        13,736,398
                                                                                      ------------
    Energy - 10.8%
    BJ Services Co.                                                           1,897         52,926
    Cameron International Corp.                               (a)             2,741        172,107
&   Chevron Corp.                                                            52,820      3,906,567
    ConocoPhillips                                                           22,312      1,525,025
    ENSCO International, Inc.                                 (b)             3,134        170,490
&   ExxonMobil Corp.                                                        109,836      8,287,126
    Halliburton Co.                                                          42,625      1,352,917
    Kinder Morgan, Inc.                                                         794         84,521
    Marathon Oil Corp.                                                       17,258      1,705,608
    National-Oilwell Varco, Inc.                              (a)             4,673        363,513
    Noble Energy, Inc.                                        (b)             8,531        508,874
    NSTAR                                                                       689         24,198
    Occidental Petroleum Corp.                                               30,049      1,481,716
    Overseas Shipholding Group, Inc.                                          1,417         88,704
    Patterson-UTI Energy, Inc.                                                7,786        174,718
    Plains Exploration & Production Co.                       (a)             2,665        120,298
    Pogo Producing Co.                                        (b)               423         20,346
    Spectra Energy Corp.                                                      3,816        100,246
    Sunoco, Inc.                                                              2,726        192,019
    Tidewater, Inc.                                           (b)             2,834        166,016
    Valero Energy Corp.                                                      29,624      1,910,452
                                                                                      ------------
                                                                                        22,408,387
                                                                                      ------------
    Financials - 23.6%
    A.G. Edwards, Inc.                                                          719         49,740
    ACE, Ltd.                                                                15,970        911,248
    AFLAC, Inc.                                                              17,177        808,350
    Allstate Corp. (The)                                                     30,435      1,827,926
    Ambac Financial Group, Inc.                                               1,701        146,949
    American Express Co.                                                     12,010        677,364
    American Financial Group, Inc.                                            3,368        114,647
    American International Group, Inc.                                       22,172      1,490,402
    AmeriCredit Corp.                                         (a)             5,669        129,593
    Ameriprise Financial, Inc.                                               10,314        589,342
    AON Corp.                                                 (b)            15,180        576,233

    Apartment Investment & Management Co. Class A (REIT)      (e)             4,152        239,529
    Associated Banc-Corp.                                                     3,285        110,376
    Bank of America Corp.                                                    45,952      2,344,471
    Bank of New York Co., Inc. (The)                                         58,691      2,379,920
    BB&T Corp.                                                                3,506        143,816
    Bear Stearns Cos., Inc. (The)                                               753        113,214
    Boston Properties, Inc. (REIT)                            (b)(e)          1,498        175,865
    Brown & Brown, Inc.                                       (b)             2,030         54,851
    Capital One Financial Corp.                                              11,639        878,279
    Charles Schwab Corp. (The)                                               43,352        792,908
    Chicago Mercantile Exchange Holdings, Inc.                                  172         91,583
    Chubb Corp. (The)                                                        20,177      1,042,546
&   Citigroup, Inc.                                                          89,795      4,610,075
    City National Corp.                                                       1,068         78,605
    Comerica, Inc.                                                            7,772        459,481
    Cullen/Frost Bankers, Inc.                                                  651         34,067
    Everest Re Group, Ltd.                                                      793         76,263
    Fannie Mae                                                               10,990        599,834
    Fidelity National Financial, Inc. Class A                                 2,520         60,505
    First American Corp.                                                      3,357        170,267
    First Niagara Financial Group, Inc.                                       2,261         31,451
    Franklin Resources, Inc.                                                  3,279        396,202
    Freddie Mac                                                               4,715        280,495
    Genworth Financial, Inc. Class A                                         21,699        758,163
    Goldman Sachs Group, Inc. (The)                                          12,762      2,637,012
    Hartford Financial Services Group, Inc. (The)                            13,113      1,253,341
    HCC Insurance Holdings, Inc.                              (b)             5,445        167,706
    Highwood Properties, Inc. (REIT)                          (e)               716         28,275
    Horace Mann Educators Corp.                                               2,025         41,614
    Huntington Bancshares, Inc.                                               7,655        167,262
    Investors Financial Services Corp.                                        2,374        138,048
&   JPMorgan Chase & Co.                                                     81,558      3,945,776
    Lehman Brothers Holdings, Inc.                                            8,951        627,197
    Lincoln National Corp.                                                    4,488        304,242
    Loews Corp.                                                              15,863        720,656
    Macerich Co. (The) (REIT)                                 (e)               466         43,040
    Mercury General Corp.                                                     1,232         65,345
    Merrill Lynch & Co., Inc.                                                28,516      2,328,902
    MetLife, Inc.                                                            33,113      2,091,086
    MGIC Investment Corp.                                     (b)               509         29,990
    Moody's Corp.                                                             1,523         94,517
    Morgan Stanley                                                           31,644      2,492,281
    National City Corp.                                       (b)            20,296        756,026
    Northern Trust Corp.                                                      9,195        552,987
    Old Republic International Corp.                                          9,713        214,852
    Plum Creek Timber Co., Inc. (REIT)                        (e)               913         35,990
    PMI Group, Inc. (The)                                                     1,097         49,606
    PNC Financial Services Group, Inc. (The)                                 15,154      1,090,633
    Potlatch Corp. (REIT)                                     (e)             1,447         66,244
    Principal Financial Group, Inc.                           (b)            13,193        789,865
    Protective Life Corp.                                                     2,423        106,709
    Prudential Financial, Inc.                                                4,104        370,427
    Radian Group, Inc.                                                        5,226        286,803
    Raymond James Financial, Inc.                                               450         13,392
    Realogy Corp.                                             (a)               888         26,294
    Regency Centers Corp. (REIT)                              (e)               446         37,263
    SAFECO Corp.                                                              3,740        248,448
    Simon Property Group, Inc. (REIT)                         (e)             1,423        158,309

    StanCorp Financial Group, Inc.                                            1,191         58,561
    TCF Financial Corp.                                                       3,924        103,437
    Torchmark Corp.                                                           3,628        237,961
    Travelers Cos., Inc. (The)                                                6,813        352,709
    Unitrin, Inc.                                                               522         24,571
    Unum Group                                                               11,787        271,455
    W.R. Berkley Corp.                                                        8,246        273,108
    Wachovia Corp.                                                            6,938        381,937
    Washington Mutual, Inc.                                                   6,098        246,237
    Wells Fargo & Co.                                                        27,875        959,736
    XL Capital, Ltd. Class A                                                  8,862        619,986
                                                                                      ------------
                                                                                        48,754,396
                                                                                      ------------
    Health Care - 10.2%
    Abbott Laboratories                                                          59          3,292
    Advanced Medical Optics, Inc.                             (a)(b)          2,902        107,954
    Aetna, Inc.                                                              25,997      1,138,409
    AmerisourceBergen Corp.                                                   9,446        498,276
    Amgen, Inc.                                               (a)               201         11,232
    Apria Healthcare Group, Inc.                              (a)             2,060         66,435
    Barr Pharmaceuticals, Inc.                                (a)             3,851        178,494
    Baxter International, Inc.                                                7,613        400,977
    Biomet, Inc.                                                              3,476        147,695
    Boston Scientific Corp.                                   (a)             7,643        111,129
    Cardinal Health, Inc.                                                     8,957        653,413
    Cigna Corp.                                                               4,947        705,739
    Coventry Health Care, Inc.                                (a)             7,788        436,517
    Edwards Lifesciences Corp.                                (a)(b)          2,816        142,771
    Forest Laboratories, Inc.                                 (a)            15,128        778,184
    Humana, Inc.                                              (a)             8,155        473,153
    Invitrogen Corp.                                          (a)               981         62,441
    Johnson & Johnson                                                        25,520      1,537,835
    King Pharmaceuticals, Inc.                                (a)            11,556        227,307
    Laboratory Corp. of America Holdings                      (a)(b)          4,384        318,410
    Lincare Holdings, Inc.                                    (a)(b)          1,803         66,080
    McKesson Corp.                                                           14,584        853,747
    Merck & Co., Inc.                                                        61,119      2,699,626
    Mylan Laboratories, Inc.                                                  7,424        156,943
    Par Pharmaceutical Cos., Inc.                             (a)               224          5,627
&   Pfizer, Inc.                                                            151,237      3,820,247
    Quest Diagnostics, Inc.                                   (b)             3,163        157,739
    Schering-Plough Corp.                                                     9,615        245,279
    Thermo Fisher Scientific, Inc.                            (a)             4,657        217,715
    UnitedHealth Group, Inc.                                                 39,791      2,107,729
    Watson Pharmaceuticals, Inc.                              (a)             4,862        128,503
    WellCare Health Plans, Inc.                               (a)               227         19,352
    Wellpoint, Inc.                                           (a)            26,436      2,143,960
    Zimmer Holdings, Inc.                                     (a)             5,260        449,257
                                                                                      ------------
                                                                                        21,071,467
                                                                                      ------------
    Industrials - 9.3%
    AGCO Corp.                                                (a)             4,429        163,740
    Avery Dennison Corp.                                                        611         39,263
    Avis Budget Group, Inc.                                   (a)             4,944        135,070
    Bandag, Inc.                                                                 80          4,055
    Boeing Co. (The)                                                         27,173      2,415,951
    Caterpillar, Inc.                                                         4,188        280,722
    ChoicePoint, Inc.                                         (a)             2,907        108,809
    Con-way, Inc.                                                               654         32,595

    Cooper Industries, Ltd. Class A                                           1,782         80,172
    Cummins, Inc.                                                             2,572        372,220
    Deluxe Corp.                                                              2,457         82,383
    Dover Corp.                                                               1,240         60,524
    Dun & Bradstreet Corp.                                                    3,017        275,150
    Eaton Corp.                                                               5,653        472,365
    Equifax, Inc.                                                             1,753         63,897
&   General Electric Co.                                                    125,882      4,451,188
    Granite Construction, Inc.                                                1,636         90,405
    Honeywell International, Inc.                                            21,934      1,010,280
    Infrasource Services, Inc.                                (a)                36          1,099
    Ingersoll-Rand Co., Ltd. Class A                                          1,864         80,842
    ITT Corp.                                                                 3,497        210,939
    Kelly Services, Inc. Class A                                                148          4,766
    Korn/Ferry International                                  (a)             2,011         46,132
    L-3 Communications Holdings, Inc.                                         1,661        145,288
    Lockheed Martin Corp.                                                    17,470      1,694,939
    Masco Corp.                                                              19,328        529,587
    Nordson Corp.                                                               201          9,338
    Paccar, Inc.                                                              9,376        688,198
    Quanta Services, Inc.                                     (a)(b)          3,841         96,870
    R.R. Donnelley & Sons Co.                                                 9,414        344,458
    Raytheon Co.                                                             21,835      1,145,464
    Rockwell Automation, Inc.                                                 3,407        203,977
    SPX Corp.                                                                 1,094         76,799
    Teleflex, Inc.                                                            1,898        129,197
    Terex Corp.                                               (a)             3,806        273,119
    Thomas & Betts Corp.                                      (a)             2,287        111,651
    Tyco International, Ltd.                                                 73,585      2,321,607
    United Rentals, Inc.                                      (a)               937         25,767
    Waste Management, Inc.                                                   18,029        620,378
    Western Union Co. (The)                                                   4,963        108,938
    YRC Worldwide, Inc.                                       (a)             2,792        112,294
                                                                                      ------------
                                                                                        19,120,436
                                                                                      ------------
    Information Technology - 14.8%
    Acxiom Corp.                                                              3,339         71,421
    Adobe Systems, Inc.                                       (a)             3,742        156,041
    Agere Systems, Inc.                                       (a)             4,127         93,353
    Alliance Data Systems Corp.                               (a)               926         57,060
    Altera Corp.                                              (a)            10,341        206,717
    Analog Devices, Inc.                                                      2,217         76,464
    Apple, Inc.                                               (a)             5,535        514,257
    Applied Materials, Inc.                                                  67,955      1,244,936
    Atmel Corp.                                               (a)            20,707        104,156
    Automatic Data Processing, Inc.                                          12,928        625,715
    Avaya, Inc.                                               (a)            21,922        258,899
    Avnet, Inc.                                               (a)(b)          3,453        124,791
    BISYS Group, Inc.                                         (a)             2,114         24,226
    BMC Software, Inc.                                        (a)            10,111        311,318
    CA, Inc.                                                                 15,886        411,606
    Cadence Design Systems, Inc.                              (a)            12,242        257,817
    CDW Corp.                                                                   365         22,422
    CheckFree Corp.                                           (a)             1,234         45,769
    Cisco Systems, Inc.                                       (a)           115,839      2,957,370
    Computer Sciences Corp.                                   (a)             8,415        438,674
    Compuware Corp.                                           (a)            16,266        154,364
    Convergys Corp.                                           (a)             6,843        173,881
    CSG Systems International, Inc.                           (a)             2,303         57,621

    Dell, Inc.                                                (a)            77,944      1,809,080
    Diebold, Inc.                                             (b)             1,314         62,691
    Dycom Industries, Inc.                                    (a)             1,946         50,713
    eBay, Inc.                                                (a)             1,657         54,930
    Electronic Data Systems Corp.                                            25,016        692,443
    Fair Isaac Corp.                                                          2,540         98,247
    Fidelity National Information Services, Inc.                              5,366        243,938
    First Data Corp.                                                         32,325        869,542
    Fiserv, Inc.                                              (a)             2,717        144,164
    Gartner, Inc. Class A                                     (a)               362          8,670
    Global Payments, Inc.                                                       879         29,939
    Google, Inc. Class A                                      (a)               603        276,270
    Hewlett-Packard Co.                                                      75,119      3,015,277
    Imation Corp.                                                               392         15,829
    Intel Corp.                                                              26,690        510,580
    International Business Machines Corp. (IBM)                              33,920      3,197,299
    Intersil Corp. Class A                                                    3,607         95,549
    Intuit, Inc.                                              (a)            10,632        290,892
    Juniper Networks, Inc.                                    (a)             3,898         76,713
    Lam Research Corp.                                        (a)             3,823        180,981
    Lexmark International, Inc.                               (a)             4,787        279,848
    Linear Technology Corp.                                                   1,936         61,158
    McAfee, Inc.                                              (a)             7,786        226,417
    Mentor Graphics Corp.                                     (a)             2,339         38,219
    Micron Technology, Inc.                                   (a)             3,627         43,814
&   Microsoft Corp.                                                         141,961      3,956,453
    Motorola, Inc.                                                           93,777      1,657,040
    MPS Group, Inc.                                           (a)             1,439         20,362
    National Semiconductor Corp.                                             14,268        344,430
    Novell, Inc.                                              (a)             9,035         65,233
    Novellus Systems, Inc.                                    (a)(b)          5,252        168,169
    NVIDIA Corp.                                              (a)             7,202        207,274
    Oracle Corp.                                              (a)            27,159        492,393
    Palm, Inc.                                                (a)(b)            925         16,770
    Polycom, Inc.                                             (a)             3,678        122,588
    Sabre Holdings Corp. Class A                                              3,045         99,724
    SRA International, Inc. Class A                           (a)(b)          1,952         47,551
    Sun Microsystems, Inc.                                    (a)            43,997        264,422
    Sybase, Inc.                                              (a)             4,398        111,181
    Symantec Corp.                                            (a)(b)         40,099        693,713
    Synopsys, Inc.                                            (a)             4,691        123,045
    Tech Data Corp.                                           (a)             2,660         95,255
    Teradyne, Inc.                                            (a)(b)          7,805        129,095
    UTStarcom, Inc.                                           (a)(b)          5,020         41,616
    ValueClick, Inc.                                          (a)             2,619         68,434
    VeriSign, Inc.                                            (a)             4,144        104,097
    Vishay Intertechnology, Inc.                              (a)             4,978         69,592
    Western Digital Corp.                                     (a)             5,971        100,373
    Xerox Corp.                                               (a)            30,824        520,617
    Xilinx, Inc.                                                             10,894        280,303
                                                                                      ------------
                                                                                        30,561,811
                                                                                      ------------
    Materials - 2.7%
    Abitibi-Consolidated, Inc.                                (b)            24,279         68,467
    Albemarle Corp.                                                           3,814        157,671
    Allegheny Technologies, Inc.                                                732         78,097
    Ashland, Inc.                                                             2,792        183,155
    Cabot Corp.                                                               1,714         81,809
    Chemtura Corp.                                                            3,372         36,856

    Dow Chemical Co. (The)                                    (b)            12,670        581,046
    Eastman Chemical Co.                                      (b)             1,162         73,589
    FMC Corp.                                                                 1,088         82,068
    Freeport-McMoran Copper & Gold, Inc. Class B                             11,903        787,860
    Hercules, Inc.                                            (a)             1,076         21,025
    International Flavors & Fragrances, Inc.                                  2,730        128,911
    Louisiana-Pacific Corp.                                                   2,244         45,015
    Lubrizol Corp. (The)                                                      2,697        138,976
    Lyondell Chemical Co.                                                    10,324        309,410
    Monsanto Co.                                                              3,391        186,369
    Nucor Corp.                                                              14,824        965,487
    Pactiv Corp.                                              (a)             6,322        213,304
    Scotts Miracle-Gro Co. (The) Class A                                        297         13,077
    Sealed Air Corp.                                                          1,044         32,990
    Sensient Technologies Corp.                                               2,214         57,077
    Sonoco Products Co.                                                       4,860        182,639
    Steel Dynamics, Inc.                                                      2,109         91,109
    Temple-Inland, Inc.                                                       2,110        126,051
    United States Steel Corp.                                                 5,802        575,384
    Valspar Corp. (The)                                                         659         18,340
    Vulcan Materials Co.                                      (b)             1,319        153,637
    Weyerhaeuser Co.                                                          2,967        221,754
                                                                                      ------------
                                                                                         5,611,173
                                                                                      ------------
    Telecommunication Services - 5.1%
    Affiliated Computer Services, Inc. Class A                (a)             1,350         79,488
    Alltel Corp.                                                             10,713        664,206
&   AT&T, Inc.                                                              105,576      4,162,862
    CenturyTel, Inc.                                                          5,594        252,793
    Cincinnati Bell, Inc.                                     (a)             6,085         28,600
    Citizens Communications Co.                               (b)            16,331        244,148
    Embarq Corp.                                                              7,174        404,255
    Qwest Communications International, Inc.                  (a)(b)         49,875        448,376
    Sprint Nextel Corp.                                                      47,893        908,051
    Telephone & Data Systems, Inc.                                            1,176         70,113
    Verizon Communications, Inc.                                             81,375      3,085,740
    Windstream Corp.                                                          9,094        133,591
                                                                                      ------------
                                                                                        10,482,223
                                                                                      ------------
    Utilities - 2.8%
    AES Corp. (The)                                           (a)            32,467        698,690
    Allegheny Energy, Inc.                                    (a)             3,558        174,840
    Duke Energy Corp.                                                        16,411        332,979
    Edison International                                                     16,018        786,964
    Entergy Corp.                                                            10,115      1,061,266
    Equitable Resources, Inc.                                                 4,213        203,572
    Great Plains Energy, Inc.                                                   756         24,532
    KeySpan Corp.                                                             2,606        107,237
    National Fuel Gas Co.                                                     2,887        124,892
    Nicor, Inc.                                               (b)             2,294        111,075
    NiSource, Inc.                                                            3,836         93,752
    OGE Energy Corp.                                                          2,565         99,522
    ONEOK, Inc.                                                               3,335        150,075
    Progress Energy, Inc.                                     (b)            10,561        532,697
    TXU Corp.                                                                18,189      1,165,915
    WGL Holdings, Inc.                                                        1,000         31,980
                                                                                      ------------
                                                                                         5,699,988
                                                                                      ------------
    Total Common Stocks
       (Cost $181,217,083)                                                             201,740,769
                                                                                      ------------

    Investment Company 2.0%
    Capital Markets - 2.0%
&   S&P 500 Index-SPDR Trust, Series 1                        (b)(c)           28,710      4,078,256
                                                                                        ------------

    Total Investment Company
       (Cost $4,037,819)                                                                   4,078,256
                                                                                        ------------

    Short-Term Investments 6.2%
    Investment Company - 1.7%
    BGI Institutional Money Market Fund                       (d)           3,433,322      3,433,322
                                                                                        ------------
    Total Investment Company
       (Cost $3,433,322)                                                                   3,433,322
                                                                                        ------------

                                                                           PRINCIPAL
                                                                             AMOUNT
                                                                          -----------
    Repurchase Agreement - 3.2%
    Morgan Stanley & Co. 5.54%, dated
       3/30/07 due 4/2/07 Proceeds at
       Maturity $6,641,695 (Collateralized by
       various Corporate Bonds, with rates between 0.00%-8.38%
       and maturity dates between 8/1/07-9/15/99,
       with a Principal Amount of $6,752,529 and a
       Market Value of $6,864,414)                            (d)         $ 6,638,629      6,638,629
                                                                                        ------------
    Total Repurchase Agreement
       (Cost $6,638,629)                                                                   6,638,629
                                                                                        ------------
    Time Deposit - 1.3%
    Citigroup, Inc.
       5.38%, due 4/2/07                                      (d)           2,766,095      2,766,095
                                                                                        ------------
    Total Time Deposit
       (Cost $2,766,095)                                                                   2,766,095
                                                                                        ------------
    Total Short-Term Investments
       (Cost $12,838,046)                                                                 12,838,046
                                                                                        ------------
    Total Investments
       (Cost $198,092,948)                                    (f)               105.9%   218,657,071
    Liabilities in Excess of
       Cash and Other Assets                                                     (5.9)   (12,201,841)
                                                                          -----------   ------------
    Net Assets                                                                  100.0%  $206,455,230
                                                                          ===========   ============

----------
& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  REIT -- Real Estate Investment Trust.

(f) Aggregate cost for federal income tax purposes is $199,519,307 and net unrealized appreciation is as follows:

          Gross unrealized appreciation                              $23,200,089
          Gross unrealized depreciation                               (4,062,325)
                                                                     -----------
          Net unrealized appreciation                                $19,137,764
                                                                     ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

McMorgan Funds


By: /s/: Mark R. Taylor
    ------------------------------------
    Mark R. Taylor
    President and Principal Executive
    Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/: Mark R. Taylor
    ------------------------------------
    Mark R. Taylor
    President and Principal Executive
    Officer

Date: May 24, 2007


By: /s/: Arphiela Arizmendi
    ------------------------------------
    Arphiela Arizmendi
    Treasurer and Principal Financial
    and Accounting Officer

Date: May 24, 2007